UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL REPORT

MARCH 31, 2019

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at 800.221.5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at 800.221.5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Investment Products Offered:    •  Are Not FDIC Insured  •  May Lose Value  •  Are Not Bank Guaranteed

Portfolio Manager Commentary (Unaudited)

To Our Shareholders—May 15, 2019

On the following pages, you will find the 2019 semi-annual report for the Portfolios1 (collectively, the “Portfolios”, and individually, a “Portfolio”) of the Bernstein Fund, Inc. (the “Fund”). The semi-annual report covers the six- and 12-month periods ended March 31, 2019, and includes financial statements as well as notes to the financial statements, information about the recent performance of the Portfolios and a listing of each Portfolio’s holdings as of the period end.

For the six-month period ended March 31, 2019, global equity markets experienced a dramatic V-shaped decline and recovery. Over the period, US and developed international stocks were down slightly, while emerging-markets stocks ended in positive territory. As would be expected in a period of volatility, bonds provided a safe haven; both US taxable and tax-exempt bond returns were strong, delivering over 4% for the period.

In the fourth quarter of 2018, stocks plummeted around the world on concerns that Fed tightening and trade disputes would push a slowing global economy into recession. However, concerns eased substantially when the Fed reversed course and signaled a more dovish policy due to ongoing low inflation and a “neutral” rate of interest that has been trending down in recent years. At the same time, progress in trade negotiations between the US and China eased concerns about global trade. Together, these changes supported a rapid recovery in global stocks throughout the first quarter of 2019.

Looking ahead, we expect slower economic growth around the globe but believe a sharp slowdown is unlikely. Lower interest rates and volatility—relative to last year—have improved the financial conditions that support ongoing economic activity. These conditions should also support equity markets.

If you have any questions about your investments in the Portfolios, please contact your Bernstein Advisor by calling 212.756.4097, or visit www.Bernstein.com. As always, we are firmly dedicated to your investment success. Thank you for your continued interest in the Portfolios.

Sincerely,

Kathleen M. Fisher

President

Bernstein Fund, Inc.

1	This performance discussion is intended as a general market commentary.

Small Cap Core Portfolio

Investment Objectives and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Adviser”). The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located in the US. The Portfolio defines small-capitalization companies as those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Index (“Russell 2000”) and the largest company in the Russell 2000. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the Russell 2000 changes.

The Adviser utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. The Adviser applies quantitative analysis to all of the securities in the Portfolio’s research universe, which is composed primarily of securities in the Portfolio’s benchmark. Those securities that score highly on this quantitative analysis are then screened to eliminate those securities that the Adviser is recommending against

(Portfolio Manager Commentary continued on next page)

2019 Semi-Annual Report	1

Portfolio Manager Commentary (continued)

purchasing based on its fundamental research, and a portfolio is constructed from the remaining highly ranked securities based on diversification and risk considerations. In its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. In general, stocks are purchased when, in the view of the Adviser, they provide the highest expected returns, considering their contribution to the estimated risk of the Portfolio’s existing investments. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies does not cause the Adviser to dispose of the security. The Adviser expects to seek to manage the overall portfolio volatility of the Portfolio relative to the Russell 2000 by favoring securities that offer the best balance between return and targeted risk.

The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may use stock index futures contracts to equitize cash. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

International Small Cap Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets are invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex-USA Small Cap. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the MSCI ACWI ex-USA Small Cap changes.

The Portfolio’s exposure to non-US companies may change over time based on the Adviser’s assessment of market conditions and the investment merit of non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and, at times, may have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging-market countries and, at times, may invest significantly in emerging markets.

The Adviser seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental research, the Adviser generally seeks to identify companies that possess both attractive valuation and compelling company- and/or industry-level investment catalysts. In applying its quantitative analysis, the Adviser typically considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may invest in established companies and also in new and less-seasoned issuers. The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical

(Portfolio Manager Commentary continued on next page)

2	Bernstein Fund, Inc.

Portfolio Manager Commentary (continued)

exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

International Strategic Equities Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily (under normal circumstances, at least 65% of net assets) in equity securities of issuers in countries that make up the MSCI ACWI ex-US, which includes both developed and emerging-market countries. The Portfolio focuses on securities of large-cap and mid-cap companies. The Adviser expects to allocate fund assets among issuers in many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI ACWI ex-US and may invest in issuers in countries outside of the MSCI ACWI ex-US. The Portfolio’s exposure among non-US countries may change over time based on the Adviser’s assessment of market conditions and the investment merit of particular non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may, at times, invest significantly in emerging markets.

The Adviser utilizes both fundamental and quantitative research to both determine which securities will be held by the Portfolio and to manage risk. Specifically, the Portfolio’s management team uses the universe of securities selected by the Adviser’s various fundamental investment teams focusing on international equity securities, and applies its quantitative analysis to these securities. In applying its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

2019 Semi-Annual Report	3

Disclosures and Risks (Unaudited)

Benchmark Disclosures

None of the following indices or averages reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The MSCI ACWI ex-USA Small Cap (net) measures the performance of the small-cap market segment across 22 of 23 developed markets (excluding the US) and 24 emerging-market countries. The MSCI ACWI ex-US (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. Investors cannot invest directly in an index, and their results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

All Portfolios:

The share price of the Portfolios will fluctuate and you may lose money. There is no guarantee that the Portfolios will achieve their investment objectives.

Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk may become illiquid.

Redemption Risk: The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk: The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest-rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Certain governments and central banks have provided significant support to financial markets, including by buying stocks and through other market interventions. Recently, the Federal Reserve has reduced its market support activities and raised interest rates. Further governmental or central bank actions, including interest-rate increases or decreases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests.

Current political uncertainty surrounding the European Union (“EU”) and its membership may increase market volatility. The United Kingdom has voted to withdraw from the EU and the consequences for European and UK businesses could be severe. One or more other countries may withdraw from the EU and/or abandon the euro, the common currency of the EU. The financial instability of some countries in the EU, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. The United States and its trading partners are periodically involved in disputes over trade, which may result in tariffs on various categories of goods imported from the other country. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism,

(Disclosures and Risks continued on next page)

4	Bernstein Fund, Inc.

Disclosures and Risks (continued)

natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Sector Risk: The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Allocation Risk: The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk: The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives and may impose additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could have an adverse effect on the value or performance of the Portfolios.

REIT Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and selection risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

(Disclosures and Risks continued on next page)

2019 Semi-Annual Report	5

Disclosures and Risks (continued)

International Small Cap and International Strategic Equities Portfolios

Foreign (Non-US) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in US securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk: The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging-Markets Securities Risk: The risks of investing in foreign (non-US) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk: This is the risk that changes in foreign (non-US) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the US dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the US dollar).

Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Small Cap Core Portfolio

Portfolio Turnover Risk: The Portfolio’s investment strategies may result in high portfolio turnover. The Portfolio generally buys portfolio securities with the intention of holding them for investment. However, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held. This trading may increase the Portfolio’s rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover may increase transaction costs, which must be borne by the Portfolio and its shareholders.

These risks are discussed in further detail in the Portfolios’ prospectus.

An Important Note About Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Performance information is as of the dates shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling 212.756.4097. The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit www.Bernstein.com, click on “Investments”, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports”, or call Bernstein’s mutual fund shareholder help line at 212.756.4097 or contact your Bernstein Advisor. Please read the prospectus and/or summary prospectus carefully before investing.

6	Bernstein Fund, Inc.

Historical Performance (Unaudited)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2019	PAST SIX MONTHS	PAST 12 MONTHS	SINCE INCEPTION	INCEPTION DATE
Small Cap Core Portfolio[1]				12/29/2015
SCB Class Shares	-10.31%	-1.97%	6.65%
Advisor Class Shares	-10.15	-1.65	6.93
Class Z Shares	-10.14	-1.64	6.92
Russell 2000 Index	-8.56	2.05	10.60
Lipper Small-Cap Core Funds Average	-8.27	0.09	8.90

International Small Cap Portfolio[2]				12/21/2015
SCB Class Shares	-7.14	-11.90	6.39
Advisor Class Shares	-6.99	-11.69	6.61
Class Z Shares	-6.99	-11.68	6.62
MSCI ACWI ex-USA Small Cap (net)	-5.64	-9.49	7.29
Lipper International Small/Mid-Cap Growth Funds Average	-7.13	-10.37	6.58

International Strategic Equities Portfolio[3]				12/21/2015
SCB Class Shares	-4.55	-9.64	6.84
Advisor Class Shares	-4.51	-9.43	7.06
Class Z Shares	-4.52	-9.44	7.08
MSCI ACWI ex-US (net)	-2.33	-4.22	7.79
Lipper International Multi-Cap Growth Funds Average	-3.56	-4.97	6.56

1	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.14%, 0.89% and 0.86% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

2	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.36%, 1.11% and 1.11% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.35%, 1.10% and 1.10% for SCB Class, Advisor Class and Class Z shares, respectively. These waivers may not be terminated prior to January 28, 2020. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

3	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.01%, 0.76% and 0.77% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.01% and 0.75% for SCB Class and Advisor Class, respectively. These waivers may not be terminated prior to January 28, 2020. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note about Historical Performance on pages 4–6.

(Historical Performance continued on next page)

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Historical Performance (continued from previous page)

Small Cap Core—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Small Cap—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Strategic Equities—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

Past performance is no guarantee of future results and an investment in the Portfolios could lose value. Each chart illustrates the total value of an assumed $10,000 investment as compared to the performance of each Portfolio’s respective benchmark and Lipper Average for the period since inception through March 31, 2019.

1	Inception date: 12/29/2015.

2	Inception date: 12/21/2015.

See Disclosures, Risks and Note about Historical Performance on pages 4–6.

8	Bernstein Fund, Inc.

Expense Example—March 31, 2019 (Unaudited)

As a shareholder of a Portfolio, you incur various ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses—The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE OCTOBER 1, 2018	ENDING ACCOUNT VALUE MARCH 31, 2019	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
Small Cap Core Portfolio
SCB Class
Actual	$1,000	$896.90	$5.39	1.14%
Hypothetical**	$1,000	$1,019.25	$5.74	1.14%
Advisor Class
Actual	$1,000	$898.50	$4.21	0.89%
Hypothetical**	$1,000	$1,020.49	$4.48	0.89%
Class Z
Actual	$1,000	$898.60	$4.07	0.86%
Hypothetical**	$1,000	$1,020.64	$4.33	0.86%

International Small Cap Portfolio
SCB Class
Actual	$1,000	$928.60	$6.49	1.35%
Hypothetical**	$1,000	$1,018.20	$6.79	1.35%
Advisor Class
Actual	$1,000	$930.10	$5.29	1.10%
Hypothetical**	$1,000	$1,019.45	$5.54	1.10%
Class Z
Actual	$1,000	$930.10	$5.29	1.10%
Hypothetical**	$1,000	$1,019.45	$5.54	1.10%

International Strategic Equities Portfolio
SCB Class
Actual	$1,000	$954.50	$4.87	1.00%
Hypothetical**	$1,000	$1,019.95	$5.04	1.00%
Advisor Class
Actual	$1,000	$954.90	$3.66	0.75%
Hypothetical**	$1,000	$1,021.19	$3.78	0.75%
Class Z
Actual	$1,000	$954.80	$3.70	0.76%
Hypothetical**	$1,000	$1,021.14	$3.83	0.76%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2019 Semi-Annual Report	9

Portfolio Summary—March 31, 2019 (Unaudited)

Small Cap Core Portfolio

Sector Breakdown[1]
Information Technology	17.0%
Financials	15.8
Health Care	15.4
Industrials	13.2
Consumer Discretionary	12.9
Real Estate	7.6
Energy	4.3
Utilities	4.0
Materials	3.8
Consumer Staples	3.0
Communication Services	2.5
Funds and Investment Trusts	0.5

International Small Cap Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Industrials	21.5%
Consumer Discretionary	12.4
Financials	11.2
Consumer Staples	10.2
Information Technology	10.0
Materials	8.5
Real Estate	7.8
Health Care	6.6
Energy	4.7
Communication Services	3.9
Utilities	3.2

International Strategic Equities Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Financials	20.0%
Industrials	12.0
Consumer Discretionary	11.7
Consumer Staples	10.8
Information Technology	10.8
Energy	8.6
Health Care	7.8
Materials	7.3
Communication Services	4.9
Real Estate	3.8
Utilities	2.3

1	All data are as of March 31, 2019. The Portfolio’s country and sector breakdowns are expressed as a percentage of each Portfolio’s long-term investments and may vary over time. Each Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the Small Cap Core, International Small Cap and International Strategic Equities Portfolios).

2	“Other” represents 9.4% in MSCI EM Index countries, 11.9% in MSCI EAFE Index countries and 0.4% in other emerging market countries.

3	“Other” represents 10.3% in MSCI EM Index countries and 9.4% in MSCI EAFE Index countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

10	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–99.2%

Information Technology–17.0%
Communications Equipment–1.7%
Ciena Corp.(a)	93,600	$3,495,024
Comtech Telecommunications Corp.	64,130	1,489,099
Extreme Networks, Inc.(a)	126,563	947,957
InterDigital, Inc.	50,630	3,340,567
NetScout Systems, Inc.(a)	107,134	3,007,251
Ubiquiti Networks, Inc.	11,470	1,717,174
Viavi Solutions, Inc.(a)	178,020	2,203,888

		16,200,960

Electronic Equipment, Instruments & Components–3.0%
Avnet, Inc.	65,505	2,840,952
Belden, Inc.	34,282	1,840,943
ePlus, Inc.(a)	17,360	1,537,054
Fabrinet(a)	34,050	1,782,858
Insight Enterprises, Inc.(a)	40,090	2,207,356
Jabil, Inc.	66,260	1,761,853
Littelfuse, Inc.	4,830	881,378
OSI Systems, Inc.(a)	30,150	2,641,140
PC Connection, Inc.	53,985	1,979,630
Sanmina Corp.(a)	70,680	2,039,118
SYNNEX Corp.	31,090	2,965,675
Tech Data Corp.(a)	33,820	3,463,506
TTM Technologies, Inc.(a)	169,580	1,989,174

		27,930,637

IT Services–3.9%
Booz Allen Hamilton Holding Corp.	48,670	2,829,674
CACI International, Inc.–Class A(a)	29,200	5,314,984
EVERTEC, Inc.	112,730	3,135,021
Genpact Ltd.	41,160	1,448,009
ManTech International Corp./VA–Class A	47,690	2,576,214
MAXIMUS, Inc.	65,480	4,647,771
NIC, Inc.	118,181	2,019,713
Perficient, Inc.(a)	106,660	2,921,417
Perspecta, Inc.	221,660	4,481,965
Science Applications International Corp.	39,953	3,074,383
Unisys Corp.(a)	146,477	1,709,387
WNS Holdings Ltd. (ADR)(a)	37,490	1,997,092

		36,155,630

Semiconductors & Semiconductor Equipment–3.0%
Advanced Energy Industries, Inc.(a)	55,479	2,756,197
Cabot Microelectronics Corp.	12,936	1,448,314
Cirrus Logic, Inc.(a)	86,840	3,653,359
Cree, Inc.(a)	75,989	4,348,091
Cypress Semiconductor Corp.	73,550	1,097,366
Kulicke & Soffa Industries, Inc.	117,870	2,606,106
MKS Instruments, Inc.	23,200	2,158,760
Monolithic Power Systems, Inc.	8,460	1,146,245
Company	Shares	U.S. $ Value
Nanometrics, Inc.(a)	75,950	$2,345,336
Semtech Corp.(a)	36,540	1,860,251
Silicon Laboratories, Inc.(a)	27,717	2,241,197
Xperi Corp.	87,658	2,051,197

		27,712,419

Software–5.2%
Appfolio, Inc.–Class A(a)	22,420	1,780,148
Aspen Technology, Inc.(a)	35,315	3,681,942
CommVault Systems, Inc.(a)	47,370	3,066,734
Cornerstone OnDemand, Inc.(a)	49,881	2,732,481
Envestnet, Inc.(a)	20,570	1,345,072
Fair Isaac Corp.(a)	10,750	2,920,023
HubSpot, Inc.(a)	10,083	1,675,896
j2 Global, Inc.	53,520	4,634,832
Manhattan Associates, Inc.(a)	34,466	1,899,421
New Relic, Inc.(a)	35,240	3,478,188
Nuance Communications, Inc.(a)	177,280	3,001,350
Paycom Software, Inc.(a)	7,520	1,422,258
Pegasystems, Inc.	29,090	1,890,850
Progress Software Corp.	102,820	4,562,123
SPS Commerce, Inc.(a)	18,840	1,998,170
Trade Desk, Inc. (The)–Class A(a)	24,620	4,873,529
Verint Systems, Inc.(a)	59,160	3,541,318

		48,504,335

Technology Hardware, Storage & Peripherals–0.2%
NCR Corp.(a)	73,940	2,017,823

		158,521,804

Financials–15.8%
Banks–8.1%
1st Source Corp.	33,890	1,522,000
Bank of NT Butterfield & Son Ltd. (The)	94,530	3,391,736
Cadence BanCorp	154,712	2,869,908
Cathay General Bancorp	128,440	4,355,400
Community Trust Bancorp, Inc.	49,860	2,047,252
Eagle Bancorp, Inc.(a)	61,950	3,109,890
Enterprise Financial Services Corp.	28,660	1,168,468
First BanCorp/Puerto Rico	245,520	2,813,659
First Citizens BancShares, Inc./NC–Class A	5,410	2,202,952
First Financial Corp./IN	49,810	2,092,020
Great Southern Bancorp, Inc.	50,490	2,620,431
Great Western Bancorp, Inc.	113,250	3,577,567
Hancock Whitney Corp.	106,620	4,307,448
Hanmi Financial Corp.	76,690	1,631,196
Hilltop Holdings, Inc.	196,243	3,581,435
Home BancShares, Inc./AR	147,240	2,587,007
IBERIABANK Corp.	50,924	3,651,760
Independent Bank Group, Inc.	32,185	1,650,769
International Bancshares Corp.	98,720	3,754,321
Northeast Bancorp	69,387	1,434,923
Republic Bancorp, Inc./KY–Class A	62,300	2,786,056
S&T Bancorp, Inc.	50,160	1,982,825
Synovus Financial Corp.	81,298	2,793,399
TCF Financial Corp.	145,800	3,016,602

2019 Semi-Annual Report	11

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Texas Capital Bancshares, Inc.(a)	45,500	$2,483,845
Umpqua Holdings Corp.	159,300	2,628,450
Western Alliance Bancorp(a)	73,140	3,001,666
Wintrust Financial Corp.	41,720	2,809,008

		75,871,993

Capital Markets–0.9%
Blucora, Inc.(a)	49,490	1,651,976
Evercore, Inc.–Class A	24,710	2,248,610
Houlihan Lokey, Inc.	73,650	3,376,853
Waddell & Reed Financial, Inc.–Class A	74,730	1,292,082

		8,569,521

Consumer Finance–0.6%
Green Dot Corp.–Class A(a)	54,810	3,324,227
Nelnet, Inc.–Class A	42,560	2,343,779

		5,668,006

Insurance–3.3%
Ambac Financial Group, Inc.(a)	102,920	1,864,910
American Equity Investment Life Holding Co.	121,884	3,293,306
Argo Group International Holdings Ltd.	18,510	1,307,917
Assured Guaranty Ltd.	84,160	3,739,229
CNO Financial Group, Inc.	192,990	3,122,578
Employers Holdings, Inc.	52,246	2,095,587
First American Financial Corp.	72,909	3,754,813
Genworth Financial, Inc.–Class A(a)	582,245	2,229,998
Heritage Insurance Holdings, Inc.	73,200	1,068,720
National Western Life Group, Inc.–Class A	8,070	2,118,133
Primerica, Inc.	24,270	2,964,581
Universal Insurance Holdings, Inc.	102,250	3,169,750

		30,729,522

Mortgage Real Estate Investment Trusts (REITs)–0.2%
AG Mortgage Investment Trust, Inc.	85,300	1,436,452

Thrifts & Mortgage Finance–2.7%
Axos Financial, Inc.(a)	93,094	2,696,002
BankUnited, Inc.	81,570	2,724,438
Essent Group Ltd.(a)	126,630	5,502,073
Federal Agricultural Mortgage Corp.–Class C	11,530	835,118
MGIC Investment Corp.(a)	516,260	6,809,469
NMI Holdings, Inc.–Class A(a)	113,656	2,940,281
Walker & Dunlop, Inc.	75,450	3,841,160

		25,348,541

		147,624,035

Health Care–15.3%
Biotechnology–5.9%
Aimmune Therapeutics, Inc.(a)	69,126	1,544,966
Allogene Therapeutics, Inc.(a)	43,841	1,267,443
Array BioPharma, Inc.(a)	148,120	3,611,166
Ascendis Pharma A/S (Sponsored ADR)(a)	11,400	1,341,780
BeiGene Ltd. (Sponsored ADR)(a)	7,970	1,052,040
Biohaven Pharmaceutical Holding Co., Ltd.(a)	32,483	1,671,900
Blueprint Medicines Corp.(a)	33,500	2,681,675
Cara Therapeutics, Inc.(a)	82,190	1,612,568
Company	Shares	U.S. $ Value
CytomX Therapeutics, Inc.(a)	109,187	$1,173,760
Deciphera Pharmaceuticals, Inc.(a)	43,470	1,008,939
Eagle Pharmaceuticals, Inc./DE(a)	23,160	1,169,348
Emergent BioSolutions, Inc.(a)	43,859	2,215,757
Enanta Pharmaceuticals, Inc.(a)	22,260	2,126,275
Exact Sciences Corp.(a)	23,020	1,993,992
Genomic Health, Inc.(a)	28,641	2,006,302
Halozyme Therapeutics, Inc.(a)	127,176	2,047,534
Insmed, Inc.(a)	22,752	661,401
Ligand Pharmaceuticals, Inc.(a)	19,400	2,438,774
Madrigal Pharmaceuticals, Inc.(a)	13,593	1,702,659
Mirati Therapeutics, Inc.(a)	13,489	988,744
Myriad Genetics, Inc.(a)	69,210	2,297,772
Neurocrine Biosciences, Inc.(a)	17,906	1,577,519
OPKO Health, Inc.(a)	453,340	1,183,217
PDL BioPharma, Inc.(a)	267,729	995,952
Pieris Pharmaceuticals, Inc.(a)	198,690	665,611
REGENXBIO, Inc.(a)	36,130	2,070,610
Repligen Corp.(a)	36,211	2,139,346
Retrophin, Inc.(a)	59,190	1,339,470
Rubius Therapeutics, Inc.(a)	83,379	1,509,160
Sarepta Therapeutics, Inc.(a)	7,090	845,057
Ultragenyx Pharmaceutical, Inc.(a)	44,203	3,065,920
Vanda Pharmaceuticals, Inc.(a)	87,310	1,606,504
Y-mAbs Therapeutics, Inc.(a)	66,659	1,747,132

		55,360,293

Health Care Equipment & Supplies–3.6%
AngioDynamics, Inc.(a)	36,070	824,560
Atrion Corp.	2,470	2,170,340
Cantel Medical Corp.	10,420	696,994
CONMED Corp.	20,990	1,745,948
Globus Medical, Inc.–Class A(a)	56,530	2,793,147
Haemonetics Corp.(a)	39,400	3,446,712
Inogen, Inc.(a)	13,217	1,260,505
Insulet Corp.(a)	19,218	1,827,440
Integer Holdings Corp.(a)	38,250	2,884,815
iRhythm Technologies, Inc.(a)	7,964	596,981
LivaNova PLC(a)	27,230	2,648,117
Masimo Corp.(a)	19,560	2,704,757
Merit Medical Systems, Inc.(a)	36,550	2,259,886
Orthofix Medical, Inc.(a)	56,850	3,206,908
Penumbra, Inc.(a)	11,980	1,761,180
Surmodics, Inc.(a)	16,347	710,768
Tactile Systems Technology, Inc.(a)	24,990	1,317,473
Tandem Diabetes Care, Inc.(a)	10,657	676,720

		33,533,251

Health Care Providers & Services–2.1%
Addus HomeCare Corp.(a)	22,960	1,460,026
Amedisys, Inc.(a)	35,650	4,394,219
AMN Healthcare Services, Inc.(a)	59,600	2,806,564
Chemed Corp.	5,890	1,885,212
LHC Group, Inc.(a)	18,060	2,002,132
Molina Healthcare, Inc.(a)	14,010	1,988,860
Patterson Cos., Inc.	84,250	1,840,862
RadNet, Inc.(a)	132,140	1,637,215
WellCare Health Plans, Inc.(a)	6,270	1,691,333

		19,706,423

12	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Health Care Technology–0.7%
HealthStream, Inc.(a)	53,000	$1,487,180
HMS Holdings Corp.(a)	85,810	2,540,834
Medidata Solutions, Inc.(a)	17,540	1,284,629
Teladoc Health, Inc.(a)	19,100	1,061,960
Vocera Communications, Inc.(a)	20,744	656,133

		7,030,736

Life Sciences Tools & Services–0.7%
ICON PLC(a)	13,540	1,849,293
Medpace Holdings, Inc.(a)	40,935	2,413,937
PRA Health Sciences, Inc.(a)	18,070	1,992,941

		6,256,171

Pharmaceuticals–2.3%
Aerie Pharmaceuticals, Inc.(a)	43,430	2,062,925
Amphastar Pharmaceuticals, Inc.(a)	57,390	1,172,478
Catalent, Inc.(a)	30,800	1,250,172
Collegium Pharmaceutical, Inc.(a)	74,540	1,128,536
Corcept Therapeutics, Inc.(a)	93,870	1,102,034
GW Pharmaceuticals PLC (Sponsored ADR)(a)	6,808	1,147,624
Horizon Pharma PLC(a)	127,230	3,362,689
Innoviva, Inc.(a)	111,510	1,564,485
Intersect ENT, Inc.(a)	42,256	1,358,530
Mallinckrodt PLC(a)	69,170	1,503,756
MyoKardia, Inc.(a)	27,060	1,406,849
Phibro Animal Health Corp.–Class A	40,670	1,342,110
Revance Therapeutics, Inc.(a)	63,360	998,554
Supernus Pharmaceuticals, Inc.(a)	57,920	2,029,517

		21,430,259

		143,317,133

Industrials–13.2%
Aerospace & Defense–0.4%
Curtiss-Wright Corp.	21,840	2,475,346
Vectrus, Inc.(a)	45,750	1,216,492

		3,691,838

Air Freight & Logistics–0.9%
Echo Global Logistics, Inc.(a)	118,165	2,928,129
Forward Air Corp.	43,032	2,785,461
Hub Group, Inc.–Class A(a)	72,585	2,965,097

		8,678,687

Airlines–0.4%
Hawaiian Holdings, Inc.	97,580	2,561,475
SkyWest, Inc.	18,980	1,030,424

		3,591,899

Building Products–1.3%
Builders FirstSource, Inc.(a)	275,030	3,668,900
Continental Building Products, Inc.(a)	105,580	2,617,328
NCI Building Systems, Inc.(a)	236,440	1,456,471
Patrick Industries, Inc.(a)	45,722	2,072,121
Trex Co., Inc.(a)	33,290	2,048,001

		11,862,821

Company	Shares	U.S. $ Value
Commercial Services & Supplies–1.9%
ACCO Brands Corp.	303,140	$2,594,878
Brady Corp.–Class A	24,190	1,122,658
Casella Waste Systems, Inc.–Class A(a)	54,490	1,937,664
Deluxe Corp.	52,200	2,282,184
Ennis, Inc.	55,600	1,154,256
Kimball International, Inc.–Class B	72,300	1,022,322
Quad/Graphics, Inc.	73,810	878,339
SP Plus Corp.(a)	60,546	2,065,830
Steelcase, Inc.–Class A	68,860	1,001,913
Tetra Tech, Inc.	66,560	3,966,311

		18,026,355

Construction & Engineering–1.5%
Comfort Systems USA, Inc.	59,954	3,140,990
EMCOR Group, Inc.	50,190	3,667,885
MasTec, Inc.(a)	54,190	2,606,539
Quanta Services, Inc.	83,630	3,156,196
Tutor Perini Corp.(a)	94,230	1,613,218

		14,184,828

Electrical Equipment–0.9%
Atkore International Group, Inc.(a)	136,650	2,942,074
EnerSys	25,000	1,629,000
Generac Holdings, Inc.(a)	63,990	3,278,208

		7,849,282

Machinery–1.9%
Alamo Group, Inc.	15,820	1,581,051
Barnes Group, Inc.	27,900	1,434,339
Global Brass & Copper Holdings, Inc.	78,290	2,696,307
Greenbrier Cos., Inc. (The)	39,720	1,280,176
Harsco Corp.(a)	108,030	2,177,885
Hyster-Yale Materials Handling, Inc.	26,040	1,623,854
Kadant, Inc.	22,150	1,948,314
Meritor, Inc.(a)	162,840	3,313,794
Wabash National Corp.	113,764	1,541,502

		17,597,222

Professional Services–2.4%
ASGN, Inc.(a)	48,860	3,102,121
Barrett Business Services, Inc.	36,590	2,829,505
FTI Consulting, Inc.(a)	41,650	3,199,553
ICF International, Inc.	31,150	2,369,892
Insperity, Inc.	32,610	4,032,553
Kforce, Inc.	76,210	2,676,495
Navigant Consulting, Inc.	92,266	1,796,419
TrueBlue, Inc.(a)	95,960	2,268,494

		22,275,032

Road & Rail–0.3%
ArcBest Corp.	67,679	2,083,837
Saia, Inc.(a)	13,950	852,345

		2,936,182

Trading Companies & Distributors–1.3%
Applied Industrial Technologies, Inc.	48,780	2,900,947
BMC Stock Holdings, Inc.(a)	189,371	3,346,186
GMS, Inc.(a)	124,519	1,882,727

2019 Semi-Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Rush Enterprises, Inc.–Class A	57,130	$2,388,605
Titan Machinery, Inc.(a)	107,300	1,669,588

		12,188,053

		122,882,199

Consumer Discretionary–12.8%
Auto Components–0.6%
Cooper-Standard Holdings, Inc.(a)	30,130	1,414,905
Stoneridge, Inc.(a)	57,930	1,671,860
Tower International, Inc.	112,656	2,369,155

		5,455,920

Automobiles–0.3%
Thor Industries, Inc.	22,582	1,408,439
Winnebago Industries, Inc.	56,540	1,761,221

		3,169,660

Diversified Consumer Services–2.0%
Adtalem Global Education, Inc.(a)	79,060	3,662,059
Bright Horizons Family Solutions, Inc.(a)	12,657	1,608,831
Chegg, Inc.(a)	36,680	1,398,242
Hillenbrand, Inc.	120,760	5,015,163
K12, Inc.(a)	72,110	2,461,114
Strategic Education, Inc.	30,287	3,976,986
Weight Watchers International, Inc.(a)	22,230	447,935

		18,570,330

Hotels, Restaurants & Leisure–3.6%
Bloomin’ Brands, Inc.	150,390	3,075,475
Brinker International, Inc.	60,540	2,686,765
Churchill Downs, Inc.	19,500	1,760,070
Dave & Buster’s Entertainment, Inc.	44,432	2,215,824
Denny’s Corp.(a)	126,660	2,324,211
Hilton Grand Vacations, Inc.(a)	54,320	1,675,772
Papa John’s International, Inc.	51,726	2,738,892
Penn National Gaming, Inc.(a)	140,619	2,826,442
Planet Fitness, Inc.(a)	69,443	4,772,123
Ruth’s Hospitality Group, Inc.	97,850	2,503,982
Texas Roadhouse, Inc.–Class A	53,085	3,301,356
Wingstop, Inc.	46,480	3,533,874

		33,414,786

Household Durables–0.4%
Helen of Troy Ltd.(a)	18,580	2,154,537
TopBuild Corp.(a)	35,120	2,276,478

		4,431,015

Internet & Direct Marketing Retail–0.7%
Etsy, Inc.(a)	72,380	4,865,384
Stamps.com, Inc.(a)	17,783	1,447,714

		6,313,098

Leisure Products–0.8%
MasterCraft Boat Holdings, Inc.(a)	125,035	2,822,040
Sturm Ruger & Co., Inc.	47,870	2,538,067
YETI Holdings, Inc.(a)	70,554	2,134,259

		7,494,366

Company	Shares	U.S. $ Value
Multiline Retail–0.6%
Big Lots, Inc.	42,040	$1,598,361
Ollie’s Bargain Outlet Holdings, Inc.(a)	44,395	3,788,225

		5,386,586

Specialty Retail–2.6%
Aaron’s, Inc.	58,004	3,051,010
American Eagle Outfitters, Inc.	164,909	3,656,033
Children’s Place, Inc. (The)	12,900	1,254,912
Citi Trends, Inc.	63,440	1,225,026
DSW, Inc.–Class A	81,854	1,818,796
Five Below, Inc.(a)	23,620	2,934,785
Genesco, Inc.(a)	36,274	1,652,281
RH(a)	5,676	584,344
Signet Jewelers Ltd.	86,370	2,345,809
Sleep Number Corp.(a)	57,597	2,707,059
Tailored Brands, Inc.	117,441	920,738
Williams-Sonoma, Inc.	16,710	940,272
Zumiez, Inc.(a)	50,209	1,249,702

		24,340,767

Textiles, Apparel & Luxury Goods–1.2%
Deckers Outdoor Corp.(a)	24,010	3,529,230
Fossil Group, Inc.(a)	84,840	1,164,005
G-III Apparel Group Ltd.(a)	72,410	2,893,504
Vera Bradley, Inc.(a)	114,450	1,516,462
Wolverine World Wide, Inc.	64,970	2,321,378

		11,424,579

		120,001,107

Real Estate–7.6%
Equity Real Estate Investment Trusts (REITs)–6.8%
Armada Hoffler Properties, Inc.	138,538	2,159,807
CareTrust REIT, Inc.	92,740	2,175,680
Chesapeake Lodging Trust	55,160	1,534,000
CoreCivic, Inc.	134,070	2,607,661
CorEnergy Infrastructure Trust, Inc.	63,460	2,332,155
CoreSite Realty Corp.	26,520	2,838,170
Cousins Properties, Inc.	229,010	2,212,237
CubeSmart	95,070	3,046,043
First Industrial Realty Trust, Inc.	77,170	2,728,731
Getty Realty Corp.	47,570	1,523,667
InfraREIT, Inc.	122,480	2,568,406
Innovative Industrial Properties, Inc.	31,408	2,565,720
MedEquities Realty Trust, Inc.	106,952	1,190,376
National Health Investors, Inc.	18,930	1,486,951
National Storage Affiliates Trust	72,530	2,067,830
Park Hotels & Resorts, Inc.	85,673	2,662,717
Pebblebrook Hotel Trust	60,310	1,873,229
PotlatchDeltic Corp.	40,663	1,536,655
Preferred Apartment Communities, Inc.–Class A	137,393	2,036,164
RLJ Lodging Trust	181,868	3,195,421
Ryman Hospitality Properties, Inc.	47,700	3,922,848
Sabra Health Care REIT, Inc.	142,560	2,775,643
STAG Industrial, Inc.	111,190	3,296,783
Summit Hotel Properties, Inc.	141,660	1,616,341

14	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Sun Communities, Inc.	14,130	$1,674,688
Sunstone Hotel Investors, Inc.	171,000	2,462,400
Xenia Hotels & Resorts, Inc.	154,800	3,391,668

		63,481,991

Real Estate Management & Development–0.8%
Marcus & Millichap, Inc.(a)	95,580	3,892,973
RE/MAX Holdings, Inc.–Class A	31,040	1,196,282
RMR Group, Inc. (The)–Class A	38,380	2,340,412

		7,429,667

		70,911,658

Energy–4.3%
Energy Equipment & Services–1.2%
Cactus, Inc.–Class A(a)	44,230	1,574,588
Mammoth Energy Services, Inc.	138,580	2,307,357
Matrix Service Co.(a)	125,900	2,465,122
Patterson-UTI Energy, Inc.	164,726	2,309,458
ProPetro Holding Corp.(a)	102,380	2,307,645

		10,964,170

Oil, Gas & Consumable Fuels–3.1%
Arch Coal, Inc.	22,180	2,024,369
CONSOL Energy, Inc.(a)	79,780	2,730,072
CVR Energy, Inc.	70,680	2,912,016
Delek US Holdings, Inc.	82,660	3,010,477
HollyFrontier Corp.	28,470	1,402,717
Matador Resources Co.(a)	101,930	1,970,307
Par Pacific Holdings, Inc.(a)	89,807	1,599,463
Peabody Energy Corp.	97,870	2,772,657
Penn Virginia Corp.(a)	14,220	627,102
QEP Resources, Inc.(a)	148,490	1,156,737
Renewable Energy Group, Inc.(a)	79,050	1,735,938
REX American Resources Corp.(a)	25,250	2,035,402
SM Energy Co.	107,170	1,874,403
SRC Energy, Inc.(a)	18,300	93,696
Texas Pacific Land Trust	2,106	1,629,307
W&T Offshore, Inc.(a)	261,140	1,801,866

		29,376,529

		40,340,699

Utilities–4.0%
Electric Utilities–1.8%
ALLETE, Inc.	48,420	3,981,576
Otter Tail Corp.	48,110	2,396,840
PNM Resources, Inc.	79,340	3,755,956
Portland General Electric Co.	98,230	5,092,243
Spark Energy, Inc.	221,782	1,976,078

		17,202,693

Gas Utilities–1.0%
Chesapeake Utilities Corp.	19,770	1,803,222
New Jersey Resources Corp.	58,110	2,893,297
ONE Gas, Inc.	25,190	2,242,666
Southwest Gas Holdings, Inc.	32,637	2,684,719

		9,623,904

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers–0.7%
Atlantic Power Corp.(a)	746,861	$1,882,090
Ormat Technologies, Inc.	40,610	2,239,641
Vistra Energy Corp.	76,824	1,999,729

		6,121,460

Multi-Utilities–0.5%
Avista Corp.	70,981	2,883,248
NorthWestern Corp.	19,030	1,339,903

		4,223,151

		37,171,208

Materials–3.8%
Chemicals–1.3%
Huntsman Corp.	46,708	1,050,463
Ingevity Corp.(a)	36,913	3,898,382
Kronos Worldwide, Inc.	81,810	1,146,976
Orion Engineered Carbons SA	112,110	2,128,969
Stepan Co.	10,920	955,718
Trinseo SA	59,800	2,708,940

		11,889,448

Construction Materials–0.3%
Summit Materials, Inc.–Class A(a)	163,639	2,596,951

Containers & Packaging–0.5%
Graphic Packaging Holding Co.	163,950	2,070,689
Sealed Air Corp.	54,070	2,490,464

		4,561,153

Metals & Mining–1.0%
Cleveland-Cliffs, Inc.	295,510	2,952,145
Schnitzer Steel Industries, Inc.–Class A	99,487	2,387,688
Warrior Met Coal, Inc.	130,120	3,955,648

		9,295,481

Paper & Forest Products–0.7%
Boise Cascade Co.	35,970	962,557
Louisiana-Pacific Corp.	126,846	3,092,506
Verso Corp.(a)	130,884	2,803,535

		6,858,598

		35,201,631

Consumer Staples–3.0%
Beverages–0.4%
Boston Beer Co., Inc. (The)–Class A(a)	7,010	2,066,057
National Beverage Corp.	25,080	1,447,869

		3,513,926

Food & Staples Retailing–0.7%
SpartanNash Co.	87,317	1,385,721
US Foods Holding Corp.(a)	108,470	3,786,687
Village Super Market, Inc.–Class A	60,000	1,639,800

		6,812,208

2019 Semi-Annual Report	15

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Food Products–1.4%
Cal-Maine Foods, Inc.	84,770	$3,783,285
Fresh Del Monte Produce, Inc.	146,058	3,947,948
John B Sanfilippo & Son, Inc.	32,900	2,364,523
Nomad Foods Ltd.(a)	134,050	2,741,322

		12,837,078

Household Products–0.1%
Central Garden & Pet Co.–Class A(a)	59,880	1,392,210

Personal Products–0.4%
Medifast, Inc.	18,060	2,303,553
USANA Health Sciences, Inc.(a)	16,240	1,362,049

		3,665,602

		28,221,024

Communication Services–2.4%
Diversified Telecommunication Services–0.3%
Vonage Holdings Corp.(a)	296,680	2,978,667

Entertainment–0.2%
MSG Networks, Inc.(a)	101,090	2,198,708

Interactive Media & Services–0.2%
Care.com, Inc.(a)	108,008	2,134,238

Media–1.1%
Entravision Communications Corp.–Class A	565,020	1,830,665
Nexstar Media Group, Inc.–Class A	38,410	4,162,491
TEGNA, Inc.	267,940	3,777,954

		9,771,110

Company	Shares	U.S. $ Value
Wireless Telecommunication Services–0.6%
Boingo Wireless, Inc.(a)	80,590	$1,876,135
Shenandoah Telecommunications Co.	51,443	2,282,012
Telephone & Data Systems, Inc.	50,917	1,564,679

		5,722,826

		22,805,549

Total Common Stocks (cost $878,562,417)		926,998,047

INVESTMENT COMPANIES–0.5%
Funds and Investment Trusts–0.5%
iShares Russell 2000 ETF(b) (cost $4,511,299)	31,150	4,768,754

SHORT-TERM INVESTMENTS–0.2%
Investment Companies–0.2%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio– Class AB, 2.38%(b)(c)(d) (cost $2,058,914)	2,058,914	2,058,914

Total Investments—99.9% (cost $885,132,630)		933,825,715

Other assets less liabilities—0.1%		1,076,321

Net Assets—100.0%		$934,902,036

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts

Russell 2000 E Mini Futures	238	June 2019	$18,371,220	$(373,038)

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

See notes to financial statements.

16	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2019 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–94.6%

Industrials–20.3%
Aerospace & Defense–1.5%
Embraer SA	1,817,000	$8,562,108
Saab AB–Class B	296,733	9,518,618

		18,080,726

Air Freight & Logistics–0.7%
Cia de Distribucion Integral Logista Holdings SA	105,620	2,488,734
Oesterreichische Post AG	69,797	2,953,713
Panalpina Welttransport Holding AG	17,750	2,956,412

		8,398,859

Airlines–0.7%
Aeroflot PJSC (GDR)(a)	103,750	799,541
Air New Zealand Ltd.	4,510,574	7,792,818

		8,592,359

Commercial Services & Supplies–2.8%
Befesa SA(a)	166,039	7,235,979
Biffa PLC(a)	2,334,460	6,749,947
Kokuyo Co., Ltd.	539,446	7,925,164
Rentokil Initial PLC	2,929,433	13,493,800

		35,404,890

Construction & Engineering–2.4%
Aecon Group, Inc.	188,520	2,460,275
Burkhalter Holding AG	31,050	2,152,756
Daiho Corp.	78,500	2,298,414
FLSmidth & Co. A/S	147,906	6,395,800
Koninklijke Volkerwessels NV	132,710	2,736,184
Kyudenko Corp.	143,331	4,503,408
Maire Tecnimont SpA	619,440	2,362,762
Mirait Holdings Corp.	112,700	1,648,504
Morgan Sindall Group PLC	165,700	2,706,332
Tokyu Construction Co., Ltd.	132,000	991,362
Yurtec Corp.	309,100	2,265,836

		30,521,633

Electrical Equipment–0.6%
HEG Ltd.	44,500	1,343,652
TKH Group NV	121,566	5,736,164

		7,079,816

Industrial Conglomerates–1.6%
Mytilineos Holdings SA	685,222	6,930,172
Rheinmetall AG	118,765	12,398,445

		19,328,617

Machinery–4.5%
ATS Automation Tooling Systems, Inc.(b)	622,666	9,151,166
Biesse SpA	82,594	1,798,674
Company	Shares	U.S. $ Value
Bodycote PLC	593,472	$6,368,882
Deutz AG	1,003,833	8,421,980
Glory Ltd.	208,348	5,008,756
IHI Corp.	320,486	7,720,644
IMA Industria Macchine Automatiche SpA	36,873	2,757,280
Makino Milling Machine Co., Ltd.	159,099	6,587,080
Nabtesco Corp.	210,607	6,171,602
Rational AG	4,221	2,608,285

		56,594,349

Professional Services–3.4%
Amadeus Fire AG	24,400	2,817,760
Intertrust NV(a)	450,617	8,500,696
IPH Ltd.	641,800	3,212,378
L&T Technology Services Ltd.(a)	184,102	4,197,236
NICE Information Service Co., Ltd.	254,920	2,857,887
TeamLease Services Ltd.(b)	56,940	2,485,207
Teleperformance	57,640	10,361,756
UT Group Co., Ltd.	348,400	8,025,926

		42,458,846

Road & Rail–0.2%
Nobina AB(a)	371,590	2,395,606

Trading Companies & Distributors–1.5%
BOC Aviation Ltd.(a)	837,300	6,834,156
Daiichi Jitsugyo Co., Ltd.	46,200	1,335,883
Inaba Denki Sangyo Co., Ltd.	63,800	2,473,047
SIG PLC	1,680,650	3,110,719
Sojitz Corp.	814,100	2,876,507
Yuasa Trading Co., Ltd.	77,300	2,183,710

		18,814,022

Transportation Infrastructure–0.4%
Malaysia Airports Holdings Bhd	2,930,900	5,206,146

		252,875,869

Consumer Discretionary–11.7%
Auto Components–3.7%
Aisan Industry Co., Ltd.	162,400	1,000,277
Apollo Tyres Ltd.	2,333,280	7,479,768
Cie Plastic Omnium SA	142,850	3,805,665
Faurecia SA	133,623	5,624,905
GUD Holdings Ltd.	285,160	2,418,164
Hankook Tire Co., Ltd.	263,448	8,691,858
Kasai Kogyo Co., Ltd.	203,000	1,503,248
NGK Spark Plug Co., Ltd.	411,194	7,658,677
Tianneng Power International Ltd.	1,834,000	1,652,088
Toyo Tire Corp.	515,694	5,862,207

		45,696,857

Diversified Consumer Services–0.1%
Estacio Participacoes SA	231,100	1,570,041

Hotels, Restaurants & Leisure–3.5%
888 Holdings PLC	954,580	1,939,536
Bloomberry Resorts Corp.	48,303,694	11,040,663
Collins Foods Ltd.	587,060	3,030,490
GVC Holdings PLC	952,949	6,947,571

2019 Semi-Annual Report	17

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Kindred Group PLC (SDR)	258,740	$2,595,588
Recipe Unlimited Corp.	122,950	2,335,070
Round One Corp.	129,800	1,646,665
Sushiro Global Holdings Ltd.	201,420	13,882,030

		43,417,613

Household Durables–0.3%
Dorel Industries, Inc.–Class B	203,490	1,796,821
Haseko Corp.	221,000	2,785,440

		4,582,261

Internet & Direct Marketing Retail–0.3%
Moneysupermarket.com Group PLC	726,138	3,520,489

Leisure Products–1.1%
Games Workshop Group PLC	63,080	2,585,650
Goodbaby International Holdings Ltd.	15,979,000	4,644,201
Spin Master Corp.(a)(b)	228,548	6,396,300

		13,626,151

Specialty Retail–1.1%
EDION Corp.	239,400	2,090,869
Geo Holdings Corp.	153,700	2,137,278
Giordano International Ltd.	5,124,000	2,488,938
Kohnan Shoji Co., Ltd.	29,100	722,614
Senao International Co., Ltd.	1,251,000	1,475,442
Super Retail Group Ltd.	477,350	2,725,364
T-Gaia Corp.	111,500	1,851,645

		13,492,150

Textiles, Apparel & Luxury Goods–1.6%
China Lilang Ltd.	2,001,000	2,260,600
Geox SpA	1,126,710	2,087,942
Handsome Co., Ltd.	74,670	2,930,621
HUGO BOSS AG	147,617	10,093,251
LF Corp.	112,380	2,478,266

		19,850,680

		145,756,242

Financials–10.6%
Banks–4.7%
Bank Pembangunan Daerah Jawa Timur Tbk PT	48,471,000	2,212,511
Hokuhoku Financial Group, Inc.	159,500	1,662,497
Israel Discount Bank Ltd.–Class A	2,811,447	9,742,916
Kiatnakin Bank PCL	1,197,700	2,622,976
Miyazaki Bank Ltd. (The)	90,600	2,270,684
NIBC Holding NV(a)	262,800	2,408,880
Norwegian Finans Holding ASA(b)	1,229,873	9,561,829
Shikoku Bank Ltd. (The)	154,200	1,451,707
Spar Nord Bank A/S	292,770	2,566,598
SpareBank 1 Nord Norge	327,280	2,418,453
SpareBank 1 SMN	260,180	2,636,978
SpareBank 1 SR-Bank ASA	658,431	7,590,355
Tisco Financial Group PCL	983,200	2,734,123
TOMONY Holdings, Inc.	314,300	1,196,530
Company	Shares	U.S. $ Value
Towa Bank Ltd. (The)	280,800	$1,809,745
Unicaja Banco SA(a)	4,938,721	5,311,957

		58,198,739

Capital Markets–2.4%
Alaris Royalty Corp.	181,490	2,862,880
Bolsa Mexicana de Valores SAB de CV	1,423,350	2,955,192
Burford Capital Ltd.	369,641	8,121,514
Euronext NV(a)	47,232	2,996,571
Intermediate Capital Group PLC	474,636	6,592,784
Kyokuto Securities Co., Ltd.	90,300	839,945
Man Group PLC	1,576,970	2,793,507
Warsaw Stock Exchange	245,850	2,499,579

		29,661,972

Consumer Finance–0.3%
Jaccs Co., Ltd.	131,700	2,123,032
Sun Hung Kai & Co., Ltd.	4,673,000	2,341,421

		4,464,453

Insurance–2.1%
ASR Nederland NV	240,323	10,013,378
Hastings Group Holdings PLC(a)	3,461,841	9,774,539
IDI Insurance Co., Ltd.	43,640	2,084,145
Panin Financial TBK PT(b)	91,450,000	2,442,312
Unipol Gruppo SpA	330,800	1,650,145

		25,964,519

Thrifts & Mortgage Finance–1.1%
Aareal Bank AG	134,476	4,152,770
Charter Court Financial Services Group PLC(a)	710,310	3,071,475
Deutsche Pfandbriefbank AG(a)	153,070	1,877,967
Genworth MI Canada, Inc.	80,811	2,448,488
OneSavings Bank PLC	549,600	2,747,686

		14,298,386

		132,588,069

Consumer Staples–9.6%
Beverages–1.1%
Carlsberg Brewery Malaysia Bhd	531,600	3,484,059
Fevertree Drinks PLC	77,410	3,046,781
Royal Unibrew A/S	107,520	7,940,424

		14,471,264

Food & Staples Retailing–1.2%
Arcs Co., Ltd.	106,600	2,348,091
Axfood AB	156,200	2,907,610
cocokara fine, Inc.	185,177	7,366,672
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	47,890	2,423,579

		15,045,952

Food Products–5.9%
Astral Foods Ltd.	205,850	2,392,233
Bakkafrost P/F	47,160	2,334,405
Feed One Co., Ltd.	1,348,900	2,147,503

18	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Greencore Group PLC	2,226,128	$5,856,828
Health & Happiness H&H International Holdings Ltd.(b)	1,063,200	6,670,307
Maeil Dairies Co., Ltd.	37,310	2,840,674
Morinaga Milk Industry Co., Ltd.	208,924	7,102,951
Nichirei Corp.	416,039	10,275,807
Samyang Foods Co., Ltd.	71,623	5,421,377
Scandi Standard AB	389,450	2,563,576
Showa Sangyo Co., Ltd.	62,100	1,680,761
Uni-President China Holdings Ltd.	9,082,000	8,912,764
Yihai International Holding Ltd.	3,349,000	14,919,751

		73,118,937

Personal Products–1.0%
TCI Co., Ltd.	879,921	12,087,667

Tobacco–0.4%
Scandinavian Tobacco Group A/S(a)	419,316	5,229,322

		119,953,142

Information Technology–9.5%
Communications Equipment–0.2%
VTech Holdings Ltd.	258,800	2,650,399

Electronic Equipment, Instruments & Components–1.4%
AT&S Austria Technologie & Systemtechnik AG	239,772	4,123,467
Electrocomponents PLC	396,180	2,901,435
Inficon Holding AG(b)	5,300	2,953,684
Kaga Electronics Co., Ltd.	56,100	1,032,461
Ryoyo Electro Corp.	171,800	2,513,357
Syncmold Enterprise Corp.	903,750	2,444,385
Test Research, Inc.	657,000	1,192,109

		17,160,898

IT Services–4.4%
Altran Technologies SA	840,640	9,232,633
CANCOM SE	64,830	2,922,936
Computacenter PLC	93,660	1,349,796
Equiniti Group PLC(a)	2,450,151	6,637,693
Firstsource Solutions Ltd.	7,003,432	4,749,982
Global Dominion Access SA(a)(b)	482,210	2,572,059
NEC Networks & System Integration Corp.	117,200	2,835,706
NET One Systems Co., Ltd.	73,300	1,853,617
Nihon Unisys Ltd.	666,039	17,682,549
Softcat PLC	160,310	1,735,462
Tieto Oyj	90,040	2,751,696

		54,324,129

Semiconductors & Semiconductor Equipment–2.5%
Advantest Corp.	128,100	2,992,100
ASPEED Technology, Inc.	69,000	1,580,208
BE Semiconductor Industries NV	49,244	1,314,660
Dialog Semiconductor PLC(b)	28,900	881,375
Hua Hong Semiconductor Ltd.(a)	3,105,000	7,299,697
Koh Young Technology, Inc.	14,220	1,072,976
Melexis NV	35,140	2,128,761
Company	Shares	U.S. $ Value
Novatek Microelectronics Corp.	1,047,000	$6,741,291
Siltronic AG	83,607	7,375,345

		31,386,413

Software–0.4%
Enghouse Systems Ltd.	102,540	2,604,263
SimCorp A/S	21,310	2,058,878

		4,663,141

Technology Hardware, Storage & Peripherals–0.6%
Aten International Co., Ltd.	868,000	2,686,861
Gigabyte Technology Co., Ltd.	1,293,000	2,065,700
Neopost SA	105,270	2,521,141
Roland DG Corp.	40,200	846,973

		8,120,675

		118,305,655

Materials–8.1%
Chemicals–1.4%
China General Plastics Corp.	1,374,627	1,015,302
Ercros SA	344,170	1,209,098
Huchems Fine Chemical Corp.	41,234	810,363
Nantex Industry Co., Ltd.	2,734,597	2,936,122
Tosoh Corp.	537,200	8,382,045
Ube Industries Ltd.	121,200	2,499,032

		16,851,962

Construction Materials–1.2%
Buzzi Unicem SpA	355,121	7,275,664
CSR Ltd.	1,125,750	2,658,673
Ibstock PLC(a)	1,777,587	5,554,990

		15,489,327

Containers & Packaging–0.8%
BillerudKorsnas AB	708,932	9,414,741

Metals & Mining–3.4%
Gerdau SA (Preference Shares)	1,531,571	5,922,328
Granges AB	253,232	2,611,110
Lundin Mining Corp.	1,218,043	5,651,114
Nippon Light Metal Holdings Co., Ltd.	525,700	1,156,781
Northern Star Resources Ltd.	380,620	2,418,118
OZ Minerals Ltd.	1,294,358	9,763,278
Sims Metal Management Ltd.	339,592	2,586,782
St Barbara Ltd.	768,870	1,839,817
Western Areas Ltd.	1,934,055	3,099,475
Yamato Kogyo Co., Ltd.	268,883	7,353,703

		42,402,506

Paper & Forest Products–1.3%
Canfor Corp.(b)	131,020	1,343,191
Canfor Pulp Products, Inc.	176,440	1,965,946
Domtar Corp.	124,198	6,162,734
Nippon Paper Industries Co., Ltd.	81,000	1,673,369
Norbord, Inc.	95,630	2,634,861
Western Forest Products, Inc.	1,798,960	2,476,961

		16,257,062

		100,415,598

2019 Semi-Annual Report	19

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Real Estate–7.4%
Equity Real Estate Investment Trusts (REITs)–3.0%
AEON REIT Investment Corp.	1,473	$1,736,082
Allied Properties Real Estate Investment Trust	130,695	4,821,539
Dream Global Real Estate Investment Trust	161,970	1,717,451
Frasers Logistics & Industrial Trust(a)	2,266,500	1,941,246
Green REIT PLC	1,000,980	1,684,585
Heiwa Real Estate REIT, Inc.	1,527	1,779,230
Immobiliare Grande Distribuzione SIIQ SpA	242,020	1,748,370
Inmobiliaria Colonial Socimi SA	566,384	5,826,083
Invincible Investment Corp.	3,958	1,936,848
Kenedix Residential Next Investment Corp.	1,079	1,789,391
Killam Apartment Real Estate Investment Trust	715,168	10,382,205
Mapletree North Asia Commercial Trust(a)	1,844,100	1,797,327

		37,160,357

Real Estate Management & Development–4.4%
ADO Properties SA(a)	159,839	9,088,273
Altus Group Ltd./Canada	133,030	2,595,197
BR Properties SA	681,300	1,548,666
CA Immobilien Anlagen AG	362,353	13,088,321
China Overseas Property Holdings Ltd.	7,380,000	3,553,054
CIFI Holdings Group Co., Ltd.	6,696,000	5,085,764
Dongwon Development Co., Ltd.	693,495	2,583,494
Greenland Hong Kong Holdings Ltd.	5,887,000	2,395,097
Hung Sheng Construction Ltd.	972,600	938,586
Nexity SA	53,820	2,626,923
Origin Property PCL–Class F	2,453,700	529,631
Times China Holdings Ltd.	3,766,000	7,823,688
Watkin Jones PLC	882,840	2,529,680

		54,386,374

		91,546,731

Health Care–6.3%
Biotechnology–0.7%
BioGaia AB–Class B	56,970	2,793,189
Hugel, Inc.(b)	18,584	6,194,202

		8,987,391

Health Care Equipment & Supplies–2.4%
Ansell Ltd.	531,954	9,610,856
Arjo AB–Class B	700,620	2,580,356
Getinge AB–Class B	874,879	10,202,414
Microport Scientific Corp.	748,000	704,140
St. Shine Optical Co., Ltd.	351,000	6,846,535

		29,944,301

Health Care Providers & Services–1.1%
Dr. Lal PathLabs Ltd.(a)	172,890	2,588,891
Galenica AG(a)	59,720	2,958,850
Humana AB	351,630	2,639,882
Medical Facilities Corp.	211,020	2,783,913
Vital KSK Holdings, Inc.	245,200	2,423,149

		13,394,685

Company	Shares	U.S. $ Value
Pharmaceuticals–2.1%
Boiron SA	43,150	$2,537,083
China Shineway Pharmaceutical Group Ltd.	4,624,000	4,633,031
Chong Kun Dang Pharmaceutical Corp.	14,406	1,297,688
DongKook Pharmaceutical Co., Ltd.	45,975	2,364,902
Faes Farma SA	694,306	2,936,198
Huons Co., Ltd.	27,141	1,596,835
Indivior PLC(b)	2,290,316	2,867,089
Samjin Pharmaceutical Co., Ltd.	59,239	1,995,312
Tsumura & Co.	192,578	5,865,477

		26,093,615

		78,419,992

Energy–4.4%
Oil, Gas & Consumable Fuels–4.4%
Aker BP ASA	242,693	8,654,970
Beach Energy Ltd.	5,972,183	8,714,838
Esso Thailand PCL	3,086,100	1,069,705
Itochu Enex Co., Ltd.	310,500	2,507,106
Motor Oil Hellas Corinth Refineries SA	485,124	11,264,691
Pilipinas Shell Petroleum Corp.	2,869,100	2,700,487
Premier Oil PLC(b)	5,006,183	6,119,609
Saras SpA	1,368,060	2,535,323
Showa Shell Sekiyu KK(b)	649,789	8,892,375
Whitehaven Coal Ltd.	881,690	2,543,674

		55,002,778

Communication Services–3.7%
Entertainment–2.3%
Capcom Co., Ltd.	32,700	733,916
Com2uSCorp	16,030	1,477,364
Entertainment One Ltd.	2,225,574	12,963,259
Soft-World International Corp.	505,000	1,215,370
Toei Animation Co., Ltd.	244,758	12,078,449

		28,468,358

Interactive Media & Services–0.3%
Addcn Technology Co., Ltd.	119,000	1,028,323
Mixi, Inc.	112,900	2,612,296

		3,640,619

Media–1.1%
APG SGA SA	7,660	2,173,740
IPSOS	85,991	2,153,479
Mediaset Espana Comunicacion SA	399,450	2,984,964
Megacable Holdings SAB de CV	1,478,990	6,859,195

		14,171,378

		46,280,355

Utilities–3.0%
Electric Utilities–1.1%
Contact Energy Ltd.	2,238,007	10,589,899
Genesis Energy Ltd.	1,397,300	3,065,417

		13,655,316

20	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Gas Utilities–0.4%
Shizuoka Gas Co., Ltd.	295,700	$2,250,427
Superior Plus Corp.	297,140	2,545,929

		4,796,356

Independent Power and Renewable Electricity Producers–0.8%
Capital Power Corp.	429,429	10,058,089

Multi-Utilities–0.7%
Hera SpA	866,570	3,136,094
Iren SpA	1,149,080	2,933,481
Telecom Plus PLC	142,200	2,815,167

		8,884,742

		37,394,503

Total Common Stocks (cost $1,158,194,076)		1,178,538,934

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–3.1%
Investment Companies–3.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 2.38%(c)(d)(e) (cost $38,522,565)	38,522,565	$38,522,565

Total Investments—97.7% (cost $1,196,716,641)		1,217,061,499

Other assets less liabilities—2.3%		28,688,116

Net Assets—100.0%		$1,245,749,615

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	4,310	CAD	5,761	6/17/19	$8,961

Bank of America, NA	USD	4,154	EUR	3,656	6/17/19	(26,977)

Bank of America, NA	USD	9,459	GBP	7,170	6/17/19	(85,581)

Bank of America, NA	USD	2,129	JPY	236,281	6/17/19	15,810

Bank of America, NA	USD	11,294	ZAR	164,072	6/18/19	(27,205)

Barclays Bank PLC	CNY	19,684	USD	2,908	4/17/19	(21,463)

Barclays Bank PLC	USD	3,481	KRW	3,907,842	5/16/19	(41,256)

Barclays Bank PLC	USD	2,297	RUB	152,291	5/16/19	8,757

Barclays Bank PLC	TWD	159,289	USD	5,168	6/10/19	(7,011)

Barclays Bank PLC	EUR	44,303	USD	50,213	6/17/19	196,693

Barclays Bank PLC	USD	2,837	AUD	4,011	6/17/19	15,264

Barclays Bank PLC	USD	17,771	CHF	17,780	6/17/19	212,924

Barclays Bank PLC	USD	5,316	GBP	4,055	6/17/19	(14,432)

Barclays Bank PLC	USD	12,673	INR	897,278	7/16/19	81,416

Barclays Bank PLC	USD	3,053	INR	213,645	7/16/19	(15,665)

Citibank, NA	CNY	145,275	USD	21,374	4/17/19	(249,046)

Citibank, NA	KRW	3,907,842	USD	3,474	5/16/19	34,702

Citibank, NA	USD	3,754	CLP	2,508,873	5/23/19	(67,393)

Citibank, NA	PHP	270,933	USD	5,151	6/10/19	40,703

Citibank, NA	USD	5,185	TWD	159,289	6/10/19	(10,551)

Citibank, NA	CAD	5,541	USD	4,164	6/17/19	9,881

Citibank, NA	EUR	5,927	USD	6,751	6/17/19	59,861

Citibank, NA	GBP	3,525	USD	4,685	6/17/19	76,330

Citibank, NA	NOK	13,763	USD	1,615	6/17/19	14,449

Citibank, NA	NOK	15,556	USD	1,797	6/17/19	(11,548)

Citibank, NA	SEK	35,949	USD	3,887	6/17/19	(1,942)

Citibank, NA	USD	35,774	GBP	27,294	6/17/19	(90,916)

Citibank, NA	USD	22,867	JPY	2,522,779	6/17/19	30,489

2019 Semi-Annual Report	21

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	2,488	SGD	3,375	6/17/19	$5,820

Citibank, NA	USD	2,266	TRY	13,002	6/17/19	(89,986)

Credit Suisse International	USD	3,469	AUD	4,897	6/17/19	12,754

Royal Bank of Scotland PLC	USD	4,214	CAD	5,541	6/17/19	(59,348)

Royal Bank of Scotland PLC	USD	4,168	CHF	4,148	6/17/19	27,815

State Street Bank & Trust Co.	GBP	4,457	USD	5,925	6/17/19	97,932

State Street Bank & Trust Co.	NZD	17,219	USD	11,791	6/17/19	47,887

State Street Bank & Trust Co.	USD	5,101	AUD	7,178	6/17/19	2,731

State Street Bank & Trust Co.	USD	3,107	CHF	3,091	6/17/19	19,667

State Street Bank & Trust Co.	USD	7,765	JPY	850,661	6/17/19	(44,675)

						$155,851

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $114,219,198 or 9.2% of net assets.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

GDR—Global Depositary Receipt

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

SDR—Swedish Depositary Receipt

See notes to financial statements.

22	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2019 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–98.0%

Financials–19.6%
Banks–12.6%
Bank Hapoalim BM	4,581,150	$30,444,878
China CITIC Bank Corp., Ltd.–Class H	76,369,000	48,697,708
Credicorp Ltd.	336,460	80,733,577
DBS Group Holdings Ltd.	2,292,800	42,799,393
DNB ASA	1,947,450	35,871,608
Erste Group Bank AG	1,116,260	41,026,626
Hana Financial Group, Inc.	1,464,290	47,015,330
HDFC Bank Ltd.	709,840	23,761,068
Jyske Bank A/S	824,600	31,886,101
KB Financial Group, Inc.	532,470	19,702,545
Mitsubishi UFJ Financial Group, Inc.	8,790,700	43,476,972
Sumitomo Mitsui Financial Group, Inc.	1,100,700	38,545,098
Turkiye Garanti Bankasi AS	19,561,300	29,427,307

		513,388,211

Capital Markets–1.7%
Credit Suisse Group AG(a)	1,565,590	18,249,174
Partners Group Holding AG	44,240	32,182,937
Singapore Exchange Ltd.	3,502,200	18,931,690

		69,363,801

Diversified Financial Services–1.8%
Fubon Financial Holding Co., Ltd.	24,118,000	36,053,666
ORIX Corp.	2,443,600	35,108,667

		71,162,333

Insurance–3.0%
ASR Nederland NV	1,298,120	54,087,902
NN Group NV	1,153,700	48,001,365
Swiss Re AG	208,800	20,409,182

		122,498,449

Thrifts & Mortgage Finance–0.5%
Housing Development Finance Corp., Ltd.	771,090	21,853,917

		798,266,711

Industrials–11.8%
Aerospace & Defense–1.0%
Leonardo SpA	3,511,500	40,897,640

Airlines–3.1%
Japan Airlines Co., Ltd.	2,253,200	79,401,709
Qantas Airways Ltd.	11,221,962	45,156,422

		124,558,131

Construction & Engineering–0.5%
Taisei Corp.	439,600	20,451,411

Company	Shares	U.S. $ Value

Industrial Conglomerates–1.5%
NWS Holdings Ltd.	12,771,000	$27,960,273
Siemens AG	326,880	35,153,487

		63,113,760

Machinery–1.9%
IHI Corp.	1,131,800	27,265,543
Sany Heavy Industry Co., Ltd.	26,121,324	49,589,690

		76,855,233

Professional Services–2.3%
RELX PLC	1,501,920	32,102,939
Teleperformance	335,700	60,347,699

		92,450,638

Road & Rail–0.5%
Daqin Railway Co., Ltd.–Class A	15,659,673	19,422,534

Trading Companies & Distributors–1.0%
BOC Aviation Ltd.(b)	4,991,400	40,740,482

		478,489,829

Consumer Discretionary–11.4%
Automobiles–3.5%
Honda Motor Co., Ltd.	1,085,100	29,472,136
Peugeot SA	2,616,850	63,855,403
Subaru Corp.	2,115,200	48,295,653

		141,623,192

Diversified Consumer Services–1.5%
Estacio Participacoes SA	5,714,100	38,820,300
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	251,400	22,648,626

		61,468,926

Household Durables–2.0%
Auto Trader Group PLC(b)	5,762,500	39,193,007
Nikon Corp.	2,898,800	40,985,074

		80,178,081

Internet & Direct Marketing Retail–2.2%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	505,030	92,142,723

Multiline Retail–1.0%
Wesfarmers Ltd.	1,687,810	41,562,193

Textiles, Apparel & Luxury Goods–1.2%
EssilorLuxottica SA	441,000	48,174,781

		465,149,896

Information Technology–10.6%
Communications Equipment–1.6%
Nokia Oyj	11,666,830	66,461,515

2019 Semi-Annual Report	23

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

IT Services–3.2%
Amadeus IT Group SA–Class A	236,590	$18,962,422
Capgemini SE	617,360	74,911,601
Otsuka Corp.	959,300	35,889,648

		129,763,671

Semiconductors & Semiconductor Equipment–0.8%
SK Hynix, Inc.	491,400	32,219,280

Software–4.0%
Check Point Software Technologies Ltd.(a)	436,490	55,211,620
Constellation Software, Inc./Canada	65,730	55,703,390
Nice Ltd.(a)	203,640	24,871,591
Oracle Corp. Japan	407,300	27,390,398

		163,176,999

Technology Hardware, Storage & Peripherals–1.0%
Samsung Electronics Co., Ltd.	1,051,880	41,489,230

		433,110,695

Consumer Staples–10.6%
Beverages–1.1%
Pernod Ricard SA	249,380	44,778,831

Food & Staples Retailing–1.2%
Coles Group Ltd.(a)	1,150,010	9,676,287
Tesco PLC	13,352,040	40,409,875

		50,086,162

Food Products–4.1%
Nestle SA	753,640	71,859,884
Orkla ASA	7,144,270	54,866,435
Salmar ASA	781,950	37,558,791

		164,285,110

Household Products–3.3%
Reckitt Benckiser Group PLC	931,040	77,483,551
Unicharm Corp.	1,700,100	56,362,026

		133,845,577

Personal Products–0.4%
TCI Co., Ltd.	1,241,000	17,047,889

Tobacco–0.5%
ITC Ltd.	4,924,730	21,072,652

		431,116,221

Energy–8.4%
Oil, Gas & Consumable Fuels–8.4%
China Petroleum & Chemical Corp.–Class H	46,672,000	37,041,959
JXTG Holdings, Inc.	8,307,100	37,921,407
LUKOIL PJSC (Sponsored ADR)	327,850	29,313,068
LUKOIL PJSC (Sponsored ADR) (London)	331,570	29,730,300
Repsol SA	5,629,717	96,314,726
Royal Dutch Shell PLC–Class B	1,938,290	61,260,776
Company	Shares	U.S. $ Value

Tatneft PJSC (Sponsored ADR)	420,705	$29,024,438
Tatneft PJSC (Sponsored ADR) (London)	328,085	22,728,637

		343,335,311

Health Care–7.7%
Health Care Equipment & Supplies–0.8%
Cochlear Ltd.	248,720	30,667,753

Health Care Providers & Services–0.5%
Sonic Healthcare Ltd.	1,246,502	21,754,547

Pharmaceuticals–6.4%
Astellas Pharma, Inc.	3,887,400	58,411,192
Novo Nordisk A/S–Class B	1,547,040	80,856,571
Roche Holding AG	435,590	120,028,938

		259,296,701

		311,719,001

Materials–7.1%
Chemicals–3.4%
Covestro AG(b)	524,010	28,910,289
Koninklijke DSM NV	409,530	44,673,471
Tosoh Corp.	4,318,700	67,385,585

		140,969,345

Construction Materials–1.7%
CRH PLC (London)	1,466,190	45,429,205
Huaxin Cement Co., Ltd.	6,560,723	22,319,806

		67,749,011

Metals & Mining–2.0%
Glencore PLC(a)	4,887,850	20,256,015
POSCO	82,290	18,375,336
Rio Tinto Ltd.	341,980	23,816,055
South32 Ltd.	7,296,410	19,377,711

		81,825,117

		290,543,473

Communication Services–4.8%
Diversified Telecommunication Services–3.1%
China Telecom Corp., Ltd.–Class H	22,462,000	12,498,380
China Unicom Hong Kong Ltd.	21,018,000	26,760,650
Nippon Telegraph & Telephone Corp.	2,008,500	85,624,533

		124,883,563

Interactive Media & Services–0.7%
Tencent Holdings Ltd.	670,000	30,811,815

Media–1.0%
Quebecor, Inc.–Class B	1,700,120	41,677,653

		197,373,031

24	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Real Estate–3.8%
Equity Real Estate Investment Trusts (REITs)–1.1%
H&R Real Estate Investment Trust	1,306,570	$22,888,318
Merlin Properties Socimi SA	1,517,600	19,861,064

		42,749,382

Real Estate Management & Development–2.7%
CK Asset Holdings Ltd.	8,505,500	75,748,194
Wharf Real Estate Investment Co., Ltd.	4,684,000	34,908,472

		110,656,666

		153,406,048

Utilities–2.2%
Electric Utilities–2.2%
Centrais Eletricas Brasileiras SA(a)	2,941,700	27,566,111
EDP–Energias de Portugal SA	13,452,000	52,925,550
Transmissora Alianca de Energia Eletrica SA	1,582,300	10,022,358

		90,514,019

Total Common Stocks (cost $3,831,943,995)		3,993,024,235

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–1.5%
Investment Companies–1.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 2.38%(c)(d)(e) (cost $61,105,214)	61,105,214	$61,105,214

Total Investments—99.5% (cost $3,893,049,209)		4,054,129,449

Other assets less liabilities—0.5%		19,787,924

Net Assets—100.0%		$4,073,917,373

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Australia and New Zealand Banking Group Ltd.	USD	6,151	JPY	685,143	4/16/19	$38,333

Bank of America, NA	CHF	8,458	USD	8,526	4/16/19	20,435

Bank of America, NA	EUR	10,809	USD	12,233	4/16/19	93,827

Bank of America, NA	ILS	328,346	USD	90,761	4/16/19	286,736

Bank of America, NA	USD	4,892	JPY	544,877	4/16/19	30,503

Bank of America, NA	USD	2,809	JPY	309,629	4/16/19	(12,295)

Bank of America, NA	USD	57,565	ZAR	827,953	4/16/19	(280,161)

Bank of America, NA	CNY	28,911	USD	4,280	4/17/19	(23,303)

Barclays Bank PLC	BRL	37,897	USD	9,725	4/02/19	46,339

Barclays Bank PLC	USD	10,139	BRL	37,897	4/02/19	(460,109)

Barclays Bank PLC	GBP	4,898	USD	6,467	4/16/19	82,699

Barclays Bank PLC	USD	25,604	MXN	501,425	4/16/19	171,055

Barclays Bank PLC	CNY	73,914	USD	11,024	4/17/19	22,019

Barclays Bank PLC	CNY	263,386	USD	38,911	4/17/19	(292,217)

Barclays Bank PLC	USD	21,983	IDR	317,241,975	5/09/19	153,194

Barclays Bank PLC	RUB	4,605,001	USD	69,453	5/16/19	(264,781)

Barclays Bank PLC	TWD	791,142	USD	25,670	6/10/19	(31,156)

Barclays Bank PLC	USD	18,272	INR	1,293,679	7/16/19	117,385

Barclays Bank PLC	USD	23,986	MYR	98,115	8/21/19	42,255

Citibank, NA	BRL	37,885	USD	9,750	4/02/19	74,335

Citibank, NA	USD	9,722	BRL	37,885	4/02/19	(46,310)

2019 Semi-Annual Report	25

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Citibank, NA	CHF	12,394	USD	12,460	4/16/19	$(3,120)

Citibank, NA	EUR	70,346	USD	79,339	4/16/19	334,117

Citibank, NA	HKD	53,538	USD	6,823	4/16/19	267

Citibank, NA	ILS	14,549	USD	4,008	4/16/19	(438)

Citibank, NA	USD	68,723	SEK	645,313	4/16/19	757,646

Citibank, NA	USD	5,612	SGD	7,573	4/16/19	(22,551)

Citibank, NA	CNY	48,913	USD	7,286	4/17/19	5,878

Citibank, NA	CNY	64,855	USD	9,636	4/17/19	(17,327)

Citibank, NA	USD	16,863	CNY	114,215	4/17/19	136,997

Citibank, NA	USD	37,868	CNY	254,347	4/17/19	(9,624)

Citibank, NA	KRW	9,122,706	USD	8,113	5/16/19	84,257

Citibank, NA	PEN	252,462	USD	76,095	5/23/19	190,930

Morgan Stanley & Co., Inc.	SGD	94,248	USD	69,380	4/16/19	(181,764)

Morgan Stanley & Co., Inc.	USD	7,625	EUR	6,737	4/16/19	(58,382)

Morgan Stanley & Co., Inc.	USD	4,400	JPY	486,786	4/16/19	(2,768)

Morgan Stanley & Co., Inc.	USD	8,484	CLP	5,673,784	5/23/19	(146,441)

Nomura Global Financial Products, Inc.	USD	1,203	JPY	133,060	4/16/19	(602)

Societe Generale	HKD	151,930	USD	19,371	4/16/19	8,680

Societe Generale	JPY	15,578,068	USD	140,636	4/16/19	(91,672)

Societe Generale	NOK	804,770	USD	92,715	4/16/19	(644,384)

Societe Generale	USD	5,216	JPY	572,360	4/16/19	(45,178)

Societe Generale	USD	12,290	PLN	46,926	4/16/19	(61,954)

State Street Bank & Trust Co.	CHF	13,569	USD	13,650	4/16/19	4,572

State Street Bank & Trust Co.	USD	13,500	CHF	13,569	4/16/19	145,468

State Street Bank & Trust Co.	USD	28,286	JPY	3,105,059	4/16/19	(236,294)

State Street Bank & Trust Co.	CNY	165,504	USD	24,579	4/17/19	(55,674)

State Street Bank & Trust Co.	USD	5,938	CNY	39,939	4/17/19	7,141

State Street Bank & Trust Co.	USD	5,270	CNY	35,324	4/17/19	(12,095)

State Street Bank & Trust Co.	USD	24,216	THB	767,795	4/17/19	(12,418)

State Street Bank & Trust Co.	USD	74,157	TWD	2,279,575	6/10/19	(102,717)

UBS AG	EUR	10,362	USD	11,678	4/16/19	40,185

UBS AG	GBP	5,628	USD	7,386	4/16/19	50,451

UBS AG	USD	151,988	CAD	203,632	4/16/19	450,313

UBS AG	USD	5,604	EUR	4,946	4/16/19	(49,372)

UBS AG	USD	217,758	GBP	167,042	4/16/19	(39,956)

UBS AG	USD	3,219	JPY	354,999	4/16/19	(12,142)

UBS AG	USD	8,076	KRW	9,122,706	5/16/19	(46,908)

UBS AG	USD	12,997	TWD	399,577	6/10/19	(16,736)

UBS AG	USD	9,887	INR	692,333	7/16/19	(45,820)

						$69,348

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $108,843,778 or 2.7% of net assets.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

26	Bernstein Fund, Inc.

Currency Abbreviations:

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PEN—Peruvian Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

See notes to financial statements.

2019 Semi-Annual Report	27

Statement of Assets and Liabilities—March 31, 2019 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$931,766,801	$1,178,538,934	$3,993,024,235

Affiliated issuers	2,058,914	38,522,565	61,105,214

Foreign currencies, at value (a)	0	10,264,138	19,459,350

Cash collateral due from broker	929,390	288,000	1,385,000

Receivables:

Unaffiliated interest and dividends	1,038,626	4,614,819	18,453,166

Affiliated dividends	1,766	46,281	146,045

Foreign withholding tax reclaims	0	1,306,392	3,902,197

Investment securities sold and foreign currency transactions	5,039,041	11,781,250	9,640,105

Capital shares sold	1,266,327	1,616,641	5,478,619

Variation margin on futures	42,863	0	0

Unrealized appreciation of forward currency exchange contracts	0	1,020,846	3,396,017

Total assets	942,143,728	1,247,999,866	4,115,989,948

LIABILITIES

Due to custodian	19,059	0	0

Cash collateral due to broker	0	0	442,000

Payables:

Investment securities purchased and foreign currency transactions	5,928,220	23	35,042,827

Management fee	638,305	1,073,206	2,443,176

Capital shares redeemed	583,523	155,439	670,675

Transfer Agent fee	24,000	20,105	36,362

Shareholder servicing fee	1,957	14,011	35,909

Accrued expenses	46,628	122,472	74,957

Unrealized depreciation of forward currency exchange contracts	0	864,995	3,326,669

Total liabilities	7,241,692	2,250,251	42,072,575

NET ASSETS	$934,902,036	$1,245,749,615	$4,073,917,373

Cost of investments

Unaffiliated issuers	$883,073,716	$1,158,194,076	$3,831,943,995

Affiliated issuers	2,058,914	38,522,565	61,105,214

NET ASSETS CONSIST OF:

Capital stock, at par	$8,668	$11,855	$35,195

Additional paid-in capital	885,598,679	1,253,961,808	4,032,807,549

Distributable earnings (accumulated loss)	49,294,689	(8,224,048)	41,074,629

	$934,902,036	$1,245,749,615	$4,073,917,373

(a) Cost: $0, $10,348,062 and $19,477,451, respectively. (Note 1)

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$9,039,122	$66,165,796	$169,963,257

Shares of capital stock outstanding	839,885	6,303,752	14,713,805

Net asset value, offering and redemption price per share	$10.76	$10.50	$11.55

Advisor Class Shares

Net Assets	$734,335,963	$775,903,346	$2,549,828,829

Shares of capital stock outstanding	68,078,058	73,824,228	220,355,340

Net asset value and offering price per share	$10.79	$10.51	$11.57

Class Z Shares

Net Assets	$191,526,951	$403,680,473	$1,354,125,287

Shares of capital stock outstanding	17,765,868	38,418,988	116,883,395

Net asset value and offering price per share	$10.78	$10.51	$11.59

See notes to financial statements.

2019 Semi-Annual Report	29

Statement of Operations—for the six months ended March 31, 2019 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Dividends

Unaffiliated issuers (a)	$6,720,750	$10,472,990	$41,166,962

Affiliated issuers	24,583	319,089	671,819

Total income	6,745,333	10,792,079	41,838,781

Expenses:

Management fee (see Note 2A)	3,616,800	5,972,595	13,873,149

Shareholder servicing fee (see Note 2B)	11,650	80,113	206,475

Custodian fee	87,283	173,086	283,105

Transfer Agent fee—Non-Retail Class	2,099	8,979	7,231

Transfer Agent fee—Advisor Class	159,618	103,712	105,549

Transfer Agent fee—Class Z	18,685	39,042	130,921

Recoupment of previously reimbursed expenses (see Note 2A)	0	125,380	0

Registration fees	28,944	35,995	48,941

Directors’ fees and expenses	14,857	19,685	63,952

Legal fees	13,185	15,439	44,780

Auditing and tax fees	18,946	23,639	21,897

Printing fees	12,938	24,984	25,704

Miscellaneous	20,182	33,424	92,263

Total expenses	4,005,187	6,656,073	14,903,967

Less: expenses waived and reimbursed by the Adviser (see Note 2D)	(1,109)	(14,463)	(30,059)

Net expenses	4,004,078	6,641,610	14,873,908

Net investment income	2,741,255	4,150,469	26,964,873

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	81,658	(25,073,951)	(149,238,365)

Forward currency exchange contracts	0	(497,425)	20,645,564

Futures	(1,710,992)	0	0

Foreign currency transactions	0	(284,811)	(6,879,043)

Net realized loss on investment transactions and foreign currency transactions	(1,629,334)	(25,856,187)	(135,471,844)

Net change in unrealized appreciation/depreciation of:

Investments (c)	(97,675,351)	(72,648,327)	(67,997,664)

Forward currency exchange contracts	0	2,529,304	(9,400,498)

Futures	(270,336)	0	0

Foreign currency denominated assets and liabilities	0	(107,469)	126,651

Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(97,945,687)	(70,226,492)	(77,271,511)

Net realized and unrealized loss on investment transactions and foreign currency transactions	(99,575,021)	(96,082,679)	(212,743,355)

Net decrease in net assets resulting from operations	$(96,833,766)	$(91,932,210)	$(185,778,482)

(a) Net of foreign withholding taxes of $7,463, $1,599,098 and $4,090,600, respectively.

(b) Net of foreign capital gains taxes of $0, $1,484 and $0, respectively.

(c) Net of increase in accrued foreign capital gains taxes of $0, $64,315 and $0, respectively.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$2,741,255	$2,115,231	$4,150,469	$17,226,889

Net realized gain (loss) on investment transactions and foreign currency transactions	(1,629,334)	74,221,519	(25,856,187)	89,657,329

Net change in unrealized appreciation/depreciation of investments	(97,945,687)	33,221,730	(70,226,492)	(96,493,668)

Net increase (decrease) in net assets resulting from operations	(96,833,766)	109,558,480	(91,932,210)	10,390,550

Distributions to shareholders (a)	(63,646,747)	(53,215,294)	(104,450,548)	(41,753,868)

Capital-share transactions:

Net proceeds from sales of shares	124,519,654	111,792,211	94,223,059	309,703,695

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	62,390,674	51,634,967	101,222,927	40,024,827

Total proceeds from shares sold	186,910,328	163,427,178	195,445,986	349,728,522

Cost of shares redeemed	(66,567,124)	(130,305,101)	(63,340,341)	(82,193,642)

Net increase in net assets from capital-share transactions	120,343,204	33,122,077	132,105,645	267,534,880

Net increase (decrease) in net assets	(40,137,309)	89,465,263	(64,277,113)	236,171,562

NET ASSETS:

Beginning of period	975,039,345	885,574,082	1,310,026,728	1,073,855,166

End of period	$934,902,036	$975,039,345	$1,245,749,615	$1,310,026,728

(a) See page 33 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

2019 Semi-Annual Report	31

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$26,964,873	$76,322,088

Net realized gain (loss) on investment transactions and foreign currency transactions	(135,471,844)	33,380,699

Net change in unrealized appreciation/depreciation of investments	(77,271,511)	(100,989,442)

Net increase (decrease) in net assets resulting from operations	(185,778,482)	8,713,345

Distributions to shareholders (a)	(115,318,619)	(97,041,724)

Capital-share transactions:

Net proceeds from sales of shares	315,439,775	1,193,401,258

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	107,127,789	93,754,598

Total proceeds from shares sold	422,567,564	1,287,155,856

Cost of shares redeemed	(218,515,353)	(218,083,402)

Net increase in net assets from capital-share transactions	204,052,211	1,069,072,454

Net increase (decrease) in net assets	(97,044,890)	980,744,075

NET ASSETS:

Beginning of period	4,170,962,263	3,190,218,188

End of period	$4,073,917,373	$4,170,962,263

(a) See page 33 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18

Distributions to shareholders:

SCB Class	$(653,912)	$(586,489)

Advisor Class	(49,597,397)	(41,690,187)

Class Z	(13,395,438)	(10,938,618)

	$(63,646,747)	$(53,215,294)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18

Distributions to shareholders:

SCB Class	$(5,411,545)	$(2,714,284)

Advisor Class	(64,631,751)	(24,112,388)

Class Z	(34,407,252)	(14,927,196)

	$(104,450,548)	$(41,753,868)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18

Distributions to shareholders:

SCB Class	$(4,514,423)	$(4,530,477)

Advisor Class	(71,773,883)	(55,027,970)

Class Z	(39,030,313)	(37,483,277)

	$(115,318,619)	$(97,041,724)

See Notes to Financial Statements.

2019 Semi-Annual Report	33

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)		YEAR ENDED 9/30/18		YEAR ENDED 9/30/17	FOR THE PERIOD 12/29/15(a) TO 9/30/16

Net asset value, beginning of period	$12.93		$12.21		$10.54	$10.00

Income from investment operations:

Investment income (loss), net (b)(c)	0.02		(0.00	)(d)	0.01	0.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.40)		1.44		1.67	0.53	(e)

Total from investment operations	(1.38)		1.44		1.68	0.54

Less dividends and distributions:

Dividends from net investment income	(0.00	)(d)	(0.01)		(0.01)	(0.00	)(d)

Distributions from net realized gain on investment transactions	(0.79)		(0.71)		0	0

Total dividends and distributions	(0.79)		(0.72)		(0.01)	(0.00)

Net asset value, end of period	$10.76		$12.93		$12.21	$10.54

Total return (f)	(10.31)%		12.44%		15.98%	5.45%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$9,039		$10,865		$10,276	$4,870

Average net assets (000 omitted)	$9,346		$10,771		$7,467	$2,314

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.14%	•	1.14%		1.18%	1.30%	•

Expenses, before waivers/reimbursements	1.14%	•	1.14%		1.19%	1.40%	•

Net investment income (loss) (c)	0.34%	•	(0.02)%		0.05%	0.16%	•

Portfolio turnover rate	28%		102%		165%	88%

See Footnote Summary on page 42.

See Notes to Financial Statements.

34	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/29/15(a) TO 9/30/16

Net asset value, beginning of period	$12.97	$12.25	$10.56	$10.00

Income from investment operations

Investment income, net (b)(c)	0.03	0.03	0.03	0.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.39)	1.44	1.69	0.53	(e)

Total from investment operations	(1.36)	1.47	1.72	0.57

Less dividends and distributions:

Dividends from net investment income	(0.03)	(0.04)	(0.03)	(0.01)

Distributions from net realized gain on investment transactions	(0.79)	(0.71)	0	0

Total dividends and distributions	(0.82)	(0.75)	(0.03)	(0.01)

Net asset value, end of period	$10.79	$12.97	$12.25	$10.56

Total return (f)	(10.15)%	12.64%	16.29%	5.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$734,336	$752,305	$695,958	$603,862

Average net assets (000 omitted)	$709,976	$718,801	$654,649	$175,999

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.89% *	0.89%	0.92%	1.05%	*

Expenses, before waivers/reimbursements	0.89% *	0.89%	0.93%	1.15%	*

Net investment income (c)	0.61% *	0.23%	0.30%	0.49%	*

Portfolio turnover rate	28%	102%	165%	88%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2019 Semi-Annual Report	35

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/29/15(a) TO 9/30/16

Net asset value, beginning of period	$12.96	$12.24	$10.56	$10.00

Income from investment operations

Investment income, net (b)(c)	0.03	0.03	0.03	0.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.39)	1.44	1.68	0.53	(e)

Total from investment operations	(1.36)	1.47	1.71	0.57

Less dividends and distributions:

Dividends from net investment income	(0.03)	(0.04)	(0.03)	(0.01)

Distributions from net realized gain on investment transactions	(0.79)	(0.71)	0	0

Total dividends and distributions	(0.82)	(0.75)	(0.03)	(0.01)

Net asset value, end of period	$10.78	$12.96	$12.24	$10.56

Total return (f)	(10.14)%	12.69%	16.22%	5.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$191,527	$211,869	$179,340	$126,780

Average net assets (000 omitted)	$187,362	$193,253	$144,513	$36,539

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.86% *	0.86%	0.93%	1.05%	*

Expenses, before waivers/reimbursements	0.86% *	0.86%	0.94%	1.35%	*

Net investment income (c)	0.62% *	0.25%	0.30%	0.49%	*

Portfolio turnover rate	28%	102%	165%	88%

See Footnote Summary on page 42.

See Notes to Financial Statements.

36	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16

Net asset value, beginning of period	$12.40	$12.70	$10.92	$10.00

Income from investment operations:

Investment income, net (b)(c)	0.02	0.14	0.08	0.11

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.97)	0.02	1.96	0.81

Contributions from affiliates	0	0	0.00 (d)	0

Total from investment operations	(0.95)	0.16	2.04	0.92

Less dividends and distributions:

Dividends from net investment income	(0.19)	(0.14)	(0.14)	0

Distributions from net realized gain on investment transactions	(0.76)	(0.32)	(0.12)	0

Total dividends and distributions	(0.95)	(0.46)	(0.26)	0

Net asset value, end of period	$10.50	$12.40	$12.70	$10.92

Total return (f)	(7.14)%	1.29%	19.28%	9.20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$66,166	$71,729	$73,531	$37,226

Average net assets (000 omitted)	$64,267	$76,322	$55,325	$14,117

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.35% •	1.35%	1.35%	1.35%	•

Expenses, before waivers/reimbursements	1.35% •	1.35%	1.36%	1.53%	•

Net investment income (c)	0.45% •	1.07%	0.75%	1.38%	•

Portfolio turnover rate	21%	81%	65%	51%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2019 Semi-Annual Report	37

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16

Net asset value, beginning of period	$12.43	$12.72	$10.93	$10.00

Income from investment operations

Investment income, net (b)(c)	0.04	0.18	0.10	0.15

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.98)	0.01	1.96	0.78

Contributions from affiliates	0	0	0.00 (d)	0

Total from investment operations	(0.94)	0.19	2.06	0.93

Less dividends and distributions:

Dividends from net investment income	(0.22)	(0.16)	(0.15)	0

Distributions from net realized gain on investment transactions	(0.76)	(0.32)	(0.12)	0

Total dividends and distributions	(0.98)	(0.48)	(0.27)	0

Net asset value, end of period	$10.51	$12.43	$12.72	$10.93

Total return (f)	(6.99)%	1.53%	19.51%	9.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$775,903	$810,447	$608,324	$367,468

Average net assets (000 omitted)	$742,039	$745,535	$460,362	$230,324

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.10% *	1.10%	1.10%	1.10%	*

Expenses, before waivers/reimbursements	1.10% *	1.10%	1.11%	1.22%	*

Net investment income (c)	0.71% *	1.43%	0.93%	1.87%	*

Portfolio turnover rate	21%	81%	65%	51%

See Footnote Summary on page 42.

See Notes to Financial Statements.

38	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16

Net asset value, beginning of period	$12.43	$12.72	$10.93	$10.00

Income from investment operations

Investment income, net (b)(c)	0.04	0.18	0.10	0.15

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.98)	0.02	1.96	0.78

Contributions from affiliates	0	0	0.00 (d)	0

Total from investment operations	(0.94)	0.20	2.06	0.93

Less dividends and distributions:

Dividends from net investment income	(0.22)	(0.17)	(0.15)	0

Distributions from net realized gain on investment transactions	(0.76)	(0.32)	(0.12)	0

Total dividends and distributions	(0.98)	(0.49)	(0.27)	0

Net asset value, end of period	$10.51	$12.43	$12.72	$10.93

Total return (f)	(6.99)%	1.54%	19.52%	9.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$403,681	$427,851	$392,000	$254,068

Average net assets (000 omitted)	$391,495	$424,411	$291,438	$187,312

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.10% *	1.10%	1.10%	1.10%	*

Expenses, before waivers/reimbursements	1.10% *	1.10%	1.11%	1.26%	*

Net investment income (c)	0.70% *	1.36%	0.87%	1.92%	*

Portfolio turnover rate	21%	81%	65%	51%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2019 Semi-Annual Report	39

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16

Net asset value, beginning of period	$12.45	$12.69	$10.57	$10.00

Income from investment operations:

Investment income, net (b)(c)	0.06	0.22	0.18	0.21

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.65)	(0.11)	2.11	0.36	(e)

Total from investment operations	(0.59)	0.11	2.29	0.57

Less dividends and distributions:

Dividends from net investment income	(0.18)	(0.09)	(0.14)	(0.00	)(d)

Distributions from net realized gain on investment transactions	(0.13)	(0.26)	(0.03)	0

Total dividends and distributions	(0.31)	(0.35)	(0.17)	(0.00)

Net asset value, end of period	$11.55	$12.45	$12.69	$10.57

Total return (f)	(4.55)%	0.86%	22.01%	5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$169,963	$181,606	$152,725	$68,977

Average net assets (000 omitted)	$165,634	$179,015	$106,248	$27,169

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.00% •	1.03%	1.17%	1.20%	•

Expenses, before waivers/reimbursements	1.00% •	1.04%	1.23%	1.34%	•

Net investment income (c)	1.13% •	1.69%	1.62%	2.70%	•

Portfolio turnover rate	32%	69%	69%	79%

See Footnote Summary on page 42.

See Notes to Financial Statements.

40	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16

Net asset value, beginning of period	$12.50	$12.72	$10.57	$10.00

Income from investment operations

Investment income, net (b)(c)	0.08	0.26	0.21	0.23

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.67)	(0.11)	2.11	0.35	(e)

Total from investment operations	(0.59)	0.15	2.32	0.58

Less dividends and distributions:

Dividends from net investment income	(0.21)	(0.11)	(0.14)	(0.01)

Distributions from net realized gain on investment transactions	(0.13)	(0.26)	(0.03)	0

Total dividends and distributions	(0.34)	(0.37)	(0.17)	(0.01)

Net asset value, end of period	$11.57	$12.50	$12.72	$10.57

Total return (f)	(4.51)%	1.18%	22.38%	5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$2,549,829	$2,568,426	$1,760,819	$737,765

Average net assets (000 omitted)	$2,417,335	$2,275,780	$1,023,860	$459,166

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.75% *	0.77%	0.93%	0.95%	*

Expenses, before waivers/reimbursements	0.75% *	0.79%	0.98%	1.06%	*

Net investment income (c)	1.41% *	2.05%	1.85%	2.93%	*

Portfolio turnover rate	32%	69%	69%	79%

See Footnote Summary on page 42.

See Notes to Financial Statements.

2019 Semi-Annual Report	41

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16

Net asset value, beginning of period	$12.51	$12.73	$10.58	$10.00

Income from investment operations

Investment income, net (b)(c)	0.08	0.25	0.20	0.24

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.66)	(0.10)	2.12	0.35	(e)

Total from investment operations	(0.58)	0.15	2.32	0.59

Less dividends and distributions:

Dividends from net investment income	(0.21)	(0.11)	(0.14)	(0.01)

Distributions from net realized gain on investment transactions	(0.13)	(0.26)	(0.03)	0

Total dividends and distributions	(0.34)	(0.37)	(0.17)	(0.01)

Net asset value, end of period	$11.59	$12.51	$12.73	$10.58

Total return (f)	(4.52)%	1.18%	22.35%	5.85%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,354,125	$1,420,930	$1,276,674	$421,721

Average net assets (000 omitted)	$1,312,804	$1,390,312	$605,465	$295,180

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.76% *	0.79%	0.94%	0.95%	*

Expenses, before waivers/reimbursements	0.76% *	0.80%	1.00%	1.10%	*

Net investment income (c)	1.38% *	1.91%	1.74%	3.04%	*

Portfolio turnover rate	32%	69%	69%	79%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Net of fees and expenses waived by the Adviser.
(d)	Amount is less than $.005.
(e)	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolios’ change in net realized and unrealized gain (loss) on investment transactions for the period.
(f)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
*	Annualized, except for certain non-recurring fees.

See Notes to Financial Statements.

42	Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is a managed open-end registered investment company, incorporated in Maryland on September 11, 2015. The Fund operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”).

Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at

2019 Semi-Annual Report	43

Notes to Financial Statements (continued)

4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

44	Bernstein Fund, Inc.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2019:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks (a)	$926,998,047	$0		$0	$926,998,047
Investment Companies	4,768,754	0		0	4,768,754

Short-Term Investments	2,058,914	0		0	2,058,914

Total Investments in Securities	933,825,715	0		0	933,825,715

Other Financial Instruments (b):
Assets	0	0		0	0

Liabilities:

Futures	(373,038)	0		0	(373,038	)(c)

Total	$933,452,677	$0		$0	$933,452,677

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$40,401,532	$212,474,337		$0	$252,875,869

Consumer Discretionary	29,223,631	116,532,611		0	145,756,242

Financials	13,550,546	119,037,523		0	132,588,069

Consumer Staples	16,041,959	103,911,183		0	119,953,142

Information Technology	16,617,301	101,688,354		0	118,305,655

Materials	26,157,135	74,258,463		0	100,415,598

Real Estate	38,431,429	53,115,302		0	91,546,731

Health Care	5,423,795	72,996,197		0	78,419,992

Energy	11,264,691	43,738,087		0	55,002,778

Communication Services	6,859,195	39,421,160		0	46,280,355

Utilities	15,419,185	21,975,318		0	37,394,503

Short-Term Investments	38,522,565	0		0	38,522,565

Total Investments in Securities	257,912,964	959,148,535	(d)	0	1,217,061,499

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	1,020,846		0	1,020,846

Liabilities:

Forward Currency Exchange Contracts	0	(864,995)		0	(864,995)

Total	$257,912,964	$959,304,386		$0	$1,217,217,350

2019 Semi-Annual Report	45

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Financials	$104,494,645	$693,772,066		$0	$798,266,711

Industrials	0	478,489,829		0	478,489,829

Consumer Discretionary	153,611,649	311,538,247		0	465,149,896

Information Technology	110,915,010	322,195,685		0	433,110,695

Consumer Staples	9,676,287	421,439,934		0	431,116,221

Energy	58,337,506	284,997,805		0	343,335,311

Health Care	0	311,719,001		0	311,719,001

Materials	0	290,543,473		0	290,543,473

Communication Services	41,677,653	155,695,378		0	197,373,031

Real Estate	22,888,318	130,517,730		0	153,406,048

Utilities	37,588,469	52,925,550		0	90,514,019

Short-Term Investments	61,105,214	0		0	61,105,214

Total Investments in Securities	600,294,751	3,453,834,698	(d)	0	4,054,129,449

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	3,396,017		0	3,396,017

Liabilities:

Forward Currency Exchange Contracts	0	(3,326,669)		0	(3,326,669)

Total	$600,294,751	$3,453,904,046		$0	$4,054,198,797

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

46	Bernstein Fund, Inc.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. The Portfolios amortize premiums and accrete discounts as adjustments to interest income.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences,

2019 Semi-Annual Report	47

Notes to Financial Statements (continued)

“excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

Prior to January 1, 2018, the below Portfolio paid the Adviser an investment management fee, based on an annual rate, for such services as follows:

	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO	FIRST $1 BILLION	NEXT $3 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
International Strategic Equities	0.925%	0.850%	0.800%	0.750%	0.650%	0.600%

Prior to January 1, 2018, the Adviser waived the annual investment management fees of the International Strategic Equities Portfolio by an amount equal to 0.05% per annum of the average net assets of the Portfolio. For the year ended September 30, 2018, such waiver amounted to $419,834.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%
International Small Cap	1.35%	1.10%	1.10%

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 28, 2020. Effective January 27, 2018, the Expense Caps for International Strategic Equities of 1.20%, 0.95% and 0.95% of the daily average net assets for SCB Class, Advisor Class and Class Z shares, respectively, were terminated. During the six months ended March 31, 2019, there were no such reimbursement/waivers.

48	Bernstein Fund, Inc.

Any fees waived and expenses borne by the Adviser for the Portfolios through September 30, 2016 are subject to repayment by the Portfolios until September 30, 2019, such waivers that are subject to repayment amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$161,882

International Small Cap	420,136

International Strategic Equities	425,084

Any fees waived and expenses borne by the Adviser from October 1, 2016 through January 4, 2017 are subject to repayment by the Portfolios until September 30, 2020; such waivers that are subject to repayment amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$0

International Small Cap	20,030

International Strategic Equities	1,709

During the year ended September 30, 2017, the Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio made repayments to the Adviser in the amounts of $161,882, $27,230 and $426,793, respectively. During the year ended September 30, 2018, the International Small Cap Portfolio made repayments to the Adviser in the amount of $141,360. During the six months ended March 31, 2019, the International Small Cap Portfolio made repayments to the Adviser in the amount of $125,380. In any case, no repayment will be made that would cause the Portfolios’ total annual fund operating expenses to exceed the net fee percentage set forth per the Expense Caps.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.2% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable completed the IPO. Additional secondary offerings of AXA Equitable shares were completed in the Fourth Quarter of 2018 and the First Quarter of 2019, and AXA Equitable also repurchased shares from AXA in connection with each of these secondary offerings pursuant to agreements with AXA. Following the IPO and subsequent transactions, including secondary offerings and share repurchases, AXA owns approximately 48.3% of the outstanding shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Portfolios’ current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Portfolio to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of

2019 Semi-Annual Report	49

Notes to Financial Statements (continued)

control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the November 14, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2019, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $UPDATE; International Small Cap Portfolio, $UPDATE; and International Strategic Equities Portfolio, $UPDATE.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolios’ pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended March 31, 2019, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$1,109

International Small Cap	14,463

International Strategic Equities	30,059

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2019 is as follows:

PORTFOLIO	MARKET VALUE 9/30/18 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/19 (000)	DIVIDEND INCOME (000)
Small Cap Core	$5,289	$52,862	$56,092	$2,059	$25

International Small Cap	49,415	113,027	123,919	38,523	319

International Strategic Equities	58,802	526,480	524,177	61,105	672

50	Bernstein Fund, Inc.

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein & Co., Ltd., affiliates of the Adviser, for the six months ended March 31, 2019 were as follows:

PORTFOLIO	TOTAL COMMISSIONS	SANFORD C. BERNSTEIN & CO., LLC	SANFORD C. BERNSTEIN & CO., LTD.
Small Cap Core	$217,614	$0	$0

International Small Cap	244,357	0	0

International Strategic Equities	1,773,220	0	0

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2019, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$321,829,694	$0	$258,997,535	$0

International Small Cap	270,126,662	0	243,687,388	0

International Strategic Equities	1,361,848,062	0	1,238,482,191	0

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Small Cap Core	$120,350,491	$(72,030,444)	$48,320,047

International Small Cap	138,799,374	(118,298,665)	20,500,709

International Strategic Equities	337,339,612	(176,190,024)	161,149,588

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay

2019 Semi-Annual Report	51

Notes to Financial Statements (continued)

to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2019, the Small Cap Core Portfolio held futures for non-hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2019, the International Small Cap Portfolio and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

52	Bernstein Fund, Inc.

During the six months ended March 31, 2019, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts			Receivable/Payable for variation margin on futures	$373,038	*

Total				$373,038

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,710,992)	$(270,336)

Total		$(1,710,992)	$(270,336)

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,020,846	Unrealized depreciation on forward currency exchange contracts	$864,995

Total		$1,020,846		$864,995

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign exchange contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$(497,425)	$2,529,304

Total		$(497,425)	$2,529,304

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$3,396,017	Unrealized depreciation on forward currency exchange contracts	$3,326,669

Total		$3,396,017		$3,326,669

2019 Semi-Annual Report	53

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign exchange contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$20,645,564	$(9,400,498)

Total		$20,645,564	$(9,400,498)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2019:

SMALL CAP CORE PORTFOLIO
Futures:

Average notional amount of buy contracts	$18,822,432

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$195,438,957

Average principal amount of sale contracts	$163,391,763

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$1,010,806,383

Average principal amount of sale contracts	$986,703,563

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$24,771	$(24,771)	$0	$0	$0

Barclays Bank PLC	515,054	(99,827)	0	0	415,227

Citibank, NA	272,235	(272,235)	0	0	0

Credit Suisse International	12,754	0	0	0	12,754

Royal Bank of Scotland PLC	27,815	(27,815)	0	0	0

State Street Bank & Trust Co.	168,217	(44,675)	0	0	123,542

Total	$1,020,846	$(469,323)	$0	$0	$551,523	^

54	Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$139,763	$(24,771)	$0	$0	$114,992

Barclays Bank PLC	99,827	(99,827)	0	0	0

Citibank, NA	521,382	(272,235)	(249,147)	0	0

Royal Bank of Scotland PLC	59,348	(27,815)	0	0	31,533

State Street Bank & Trust Co.	44,675	(44,675)	0	0	0

Total	$864,995	$(469,323)	$(249,147)	$0	$146,525	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Australia and New Zealand Banking Group Ltd.	$38,333	$0	$0	$0	$38,333

Bank of America, NA	431,501	(315,759)	0	0	115,742

Barclays Bank PLC	634,946	(634,946)	0	0	0

Citibank, NA	1,584,427	(99,370)	(442,000)	0	1,043,057

Societe Generale	8,680	(8,680)	0	0	0

State Street Bank & Trust Co.	157,181	(157,181)	0	0	0

UBS AG	540,949	(210,934)	0	0	330,015

Total	$3,396,017	$(1,426,870)	$(442,000)	$0	$1,527,147	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$315,759	$(315,759)	$0	$0	$0

Barclays Bank PLC	1,048,263	(634,946)	(413,317)	0	0

Citibank, NA	99,370	(99,370)	0	0	0

Morgan Stanley & Co., Inc.	389,355	0	0	0	389,355

Nomura Global Financial Products, Inc.	602	0	0	0	602

Societe Generale	843,188	(8,680)	0	0	834,508

State Street Bank & Trust Co.	419,198	(157,181)	0	0	262,017

UBS AG	210,934	(210,934)	0	0	0

Total	$3,326,669	$(1,426,870)	$(413,317)	$0	$1,486,482	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2019 Semi-Annual Report	55

Notes to Financial Statements (continued)

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows:

PORTFOLIO	2018	2017
Small Cap Core

Distributions paid from:

Ordinary income	$43,711,826	$2,070,664

Long-term capital gains	9,503,468	0

Total distributions paid	$53,215,294	$2,070,664

International Small Cap

Distributions paid from:

Ordinary income	$26,750,515	$17,002,892

Long-term capital gains	15,003,353	0

Total distributions paid	$41,753,868	$17,002,892

International Strategic Equities

Distributions paid from:

Ordinary income	$45,938,248	$18,490,651

Long-term capital gains	51,103,476	2,484,063

Total distributions paid	$97,041,724	$20,974,714

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)	UNREALIZED APPRECIATION/ (DEPRECIATION)(a)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$13,887,914	$53,513,672	$0	$142,373,616	$209,775,202

International Small Cap	33,264,087	75,014,795	0	79,879,828	188,158,710

International Strategic Equities	71,121,269	44,105,765	0	226,944,696	342,171,730

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

56	Bernstein Fund, Inc.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2018, all three Portfolios did not have any capital loss carryforwards.

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political, regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investment Risk—Illiquid investments risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk may become illiquid.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Certain governments and central banks have provided significant support to financial markets, including by buying stocks and through other market interventions. Recently, the Federal Reserve has reduced its market support activities and raised interest rates. Further governmental or central bank actions, including interest rate increases or decreases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolios invest.

2019 Semi-Annual Report	57

Notes to Financial Statements (continued)

Current political uncertainty surrounding the European Union (“EU”) and its membership may increase market volatility. The United Kingdom (the “U.K.”) has voted to withdraw from the EU and the consequences for European and U.K. businesses could be severe. One or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The financial instability of some countries in the EU, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. The United States and its trading partners are periodically involved in disputes over trade, which may result in tariffs on various categories of goods imported from the other country. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives, and may impose additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Portfolios.

REIT Risk— Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon

58	Bernstein Fund, Inc.

management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and selection risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Portfolio Turnover Risk—The Portfolio’s investment strategies may result in high portfolio turnover. The Portfolio generally buys portfolio securities with the intention of holding them for investment. However, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held. This trading may increase the Portfolio’s rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover may increase transaction costs, which must be borne by the Portfolio and its shareholders.

Cybersecurity Risk—Cybersecurity incidents may allow an unauthorized party to gain access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or cause the Portfolios, the Adviser, and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares have been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the six months ended March 31, 2019 and the year ended September 30, 2018, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18
SCB Class Shares

Shares sold	33,264	126,863	$357,151	$1,538,717

Shares issued to shareholders on reinvestment of dividends and distributions	62,349	49,711	635,337	582,617

Shares redeemed	(96,163)	(177,518)	(1,022,845)	(2,188,869)

Net decrease	(550)	(944)	$(30,357)	$(67,535)

Advisor Class Shares

Shares sold	11,400,765	7,576,048	$123,006,859	$93,744,852

Shares issued to shareholders on reinvestment of dividends and distributions	4,736,603	3,416,907	48,360,719	40,114,486

Shares redeemed	(6,069,075)	(9,814,913)	(65,544,279)	(121,124,528)

Net increase	10,068,293	1,178,042	$105,823,299	$12,734,810

2019 Semi-Annual Report	59

Notes to Financial Statements (continued)

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18
Class Z Shares

Shares sold	108,798	1,342,318	$1,155,644	$16,508,642

Shares issued to shareholders on reinvestment of dividends and distributions	1,313,198	932,469	13,394,618	10,937,864

Shares redeemed	0	(580,101)	0	(6,991,704)

Net increase	1,421,996	1,694,686	$14,550,262	$20,454,802

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18
SCB Class Shares

Shares sold	346,250	737,715	$3,578,772	$9,546,259

Shares issued to shareholders on reinvestment of dividends and distributions	532,696	207,896	5,220,418	2,579,987

Shares redeemed	(362,063)	(950,701)	(3,839,553)	(12,268,574)

Net increase (decrease)	516,883	(5,090)	$4,959,637	$(142,328)

Advisor Class Shares

Shares sold	7,964,482	20,358,948	$83,184,287	$262,216,436

Shares issued to shareholders on reinvestment of dividends and distributions	6,278,823	1,813,014	61,595,256	22,517,644

Shares redeemed	(5,599,290)	(4,807,168)	(57,853,106)	(62,164,075)

Net increase	8,644,015	17,364,794	$86,926,437	$222,570,005

Class Z Shares

Shares sold	656,113	2,987,880	$7,460,000	$37,941,000

Shares issued to shareholders on reinvestment of dividends and distributions	3,507,365	1,201,868	34,407,253	14,927,196

Shares redeemed	(162,029)	(588,230)	(1,647,682)	(7,760,993)

Net increase	4,001,449	3,601,518	$40,219,571	$45,107,203

60	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18	SIX MONTHS ENDED 3/31/19 (UNAUDITED)	YEAR ENDED 9/30/18
SCB Class Shares

Shares sold	881,559	3,981,702	$9,908,502	$51,671,126

Shares issued to shareholders on reinvestment of dividends and distributions	378,213	344,818	4,084,696	4,341,257

Shares redeemed	(1,127,207)	(1,783,569)	(12,655,096)	(23,081,364)

Net increase	132,565	2,542,951	$1,338,102	$32,931,019

Advisor Class Shares

Shares sold	26,019,966	76,216,135	$293,332,916	$986,549,066

Shares issued to shareholders on reinvestment of dividends and distributions	5,921,658	4,121,463	64,013,120	51,930,438

Shares redeemed	(17,135,376)	(13,250,418)	(190,997,263)	(171,145,141)

Net increase	14,806,248	67,087,180	$166,348,773	$867,334,363

Class Z Shares

Shares sold	1,056,049	12,152,892	$12,198,357	$155,181,066

Shares issued to shareholders on reinvestment of dividends and distributions	3,607,206	2,970,119	39,029,973	37,482,903

Shares redeemed	(1,370,956)	(1,810,090)	(14,862,994)	(23,856,897)

Net increase	3,292,299	13,312,921	$36,365,336	$168,807,072

NOTE 7.	Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 (“ASU”) apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of the amendments and elected to early adopt the ASU. The adoption of this ASU did not have a material impact on the disclosure and presentation of the financial statements of the Fund.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2019 Semi-Annual Report	61

Results of Shareholders Meeting (Unaudited)

A Special Meeting of Shareholders of Bernstein Fund, Inc. (the “Fund”)—International Small Cap Portfolio, International Strategic Equities Portfolio, and Small Cap Core Portfolio (together, the “Portfolios”) was held on October 11, 2018 and adjourned until November 14, 2018. A description of the proposals and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’ proxy statement):

1. To approve and vote upon the election of Directors for the Fund, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

DIRECTOR	VOTED FOR	WITHHELD AUTHORITY
Kathleen Fisher	279,473,320	2,921,083
Bart Friedman	278,637,987	3,756,416
R. Jay Gerken	278,511,464	3,882,939
William Kristol	277,031,746	5,362,656
Debra Perry	279,137,141	3,257,261
Donald K. Peterson	278,552,029	3,842,373

2. To vote upon the approval of new advisory agreements for the Portfolios with AllianceBernstein L.P.

PORTFOLIO	VOTED FOR	VOTED AGAINST	ABSTAIN	BNV
International Small Cap	61,844,597	348,613	992,014	-0-
International Strategic Equities	176,129,536	820,039	3,253,544	-0-
Small Cap Core	37,906,345	299,191	800,523	-0-

62	Bernstein Fund, Inc.

Bernstein Fund, Inc.

BOARD OF DIRECTORS

Debra Perry(1)(3)

Chair

Kathleen Fisher

President

Bart Friedman(1)

Director

R. Jay Gerken(1)

Director

William Kristol(1)

Director

Donald K. Peterson(1)

Director

OFFICERS

Andrew Birse(2),

Vice President

Peter Chocian(2),

Vice President

Serdar Kalaycioglu(2),

Vice President

Samantha Lau(2),

Vice President

Stuart Rae(2),

Vice President

Shri Singhvi(2),

Vice President

Sammy Suzuki(2),

Vice President

Nelson Yu(2),

Vice President

Emilie D. Wrapp,

Secretary

Michael B. Reyes,

Senior Analyst

Joseph J. Mantineo,

Treasurer and Chief Financial Officer

Phyllis J. Clarke,

Controller

Vincent S. Noto,

Chief Compliance Officer

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

PRINCIPAL UNDERWRITER

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019-6099

(1)	Member of the Audit Committee, the Governance, Nominating and Compensation Committee, and the Independent Directors Committee.
(2)	The day-to-day management of, and investment decisions for, the Portfolios are made by the senior management teams. Messrs. Rae and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the International Strategic Equities Portfolio. Messrs. Birse, Chocian and Yu are the investment professionals with the most significant responsibility for the day-to-day management of the International Small Cap Portfolio. Ms. Lau and Messrs. Kalaycioglu and Singhvi are the investment professionals with the most significant responsibility for the day-to-day management of the Small Cap Core Portfolio.
(3)	Member of the Special Pricing Committee.

2019 Semi-Annual Report	63

Board’s Consideration of Investment Management Arrangements

Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, including the Directors who are not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of the International Strategic Equities Portfolio, International Small Cap Portfolio, and Small Cap Core Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) and AllianceBernstein L.P. (the “Adviser”)(the “Investment Management Agreement”) at a meeting held on October 24-25, 2018.

Section 15 of the Investment Company Act also provides that an investment advisory agreement will terminate automatically upon its “assignment,” which includes any transfer of a controlling block of outstanding voting securities of an investment adviser or the parent company of an investment adviser. Such transfer is often referred to as a “Change of Control Event.”

AXA S.A. (“AXA”) has announced to the public its plans to divest its remaining ownership interest in AXA Equitable Holdings, Inc. (“AXA Equitable”), over time in one or more transactions, subject to market conditions (the “Plan”). AXA is the holding company for an international group of insurance and related financial services companies. AXA formerly owned all of the outstanding shares of common stock of AXA Equitable. After selling a minority stake of AXA Equitable in an initial public offering during May, 2018, AXA is currently a majority owner of AXA Equitable, which is an indirect parent of AllianceBernstein Corporation, the general partner of the Adviser. AXA Equitable also indirectly holds a majority of the outstanding partnership interests of the Adviser. It is anticipated that one or more future transactions under the Plan could be deemed a Change of Control Event resulting in the automatic termination of the Investment Management Agreement.

Because it is anticipated that one or more of the transactions contemplated by the Plan could be deemed a Change of Control Event for the Adviser resulting in the automatic termination of the Investment Management Agreement, the Board, including the Independent Directors, has approved a new investment advisory agreement with the Adviser (the “Proposed Agreement”), in connection with the Plan. The Board unanimously approved the Proposed Agreement at a meeting held on July 26, 2018, subject as to each Portfolio to approval by stockholders of that Portfolio. Stockholders have been asked to approve the Proposed Agreement at a meeting initially called for October 11, 2018 and held on November 14, 2018. The Proposed Agreement would be effective for a Portfolio after the first Change of Control Event that occurs after stockholder approval for that Portfolio.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement and the Proposed Agreement (each, an “Agreement”).

The Board received preliminary information about the Plan from the Adviser at a special telephonic meeting of the Board held on June 18, 2018. During that meeting, the Independent Directors also met separately in an executive session with their independent counsel. Following that meeting, counsel to the Independent Directors sent a letter to the Adviser dated June 20, 2018, that contained a list of information requested by the Independent Directors with respect to the Plan and the Proposed Agreement. The Adviser responded in writing to the letter. Following receipt of the Adviser’s responses, the Independent Directors met with the Fund’s Senior Analyst and counsel to the Independent Directors via a telephone conference on July 23, 2018, during which the Independent Directors reviewed the responses to their requests for information, and evaluated extensive additional materials relating to the approval of the Proposed Agreement. Following the July 23, 2018 meeting, the Independent Directors, through counsel, requested certain additional information in a letter to the Adviser dated July 24, 2018. On July 26, 2018, the Board held an in-person meeting, at which representatives of the Adviser responded to the requests for additional information, and the Board discussed its review of the Proposed Agreement and the materials the Directors had been provided. During the July 26, 2018 meeting, the Independent Directors met separately with their independent counsel and the Senior Analyst in executive sessions. The Board then approved the Proposed Agreement as described below.

Prior to and following its approval of the Proposed Agreement, the Board undertook the process to review annually the continuation of the Investment Management Agreement between the Fund and the Adviser. In connection with that

64	Bernstein Fund, Inc.

process, counsel to the Independent Directors sent a letter to the Adviser dated August 9, 2018, that contained a list of information requested by the Independent Directors to conduct their annual review. In addition to reviewing information in connection with the July 26, 2018 meeting, the Board of Directors, including the Independent Directors, met in person and received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser during meetings in September and October 2018. In addition, the Board received materials from the Senior Analyst and an independent fee consultant as described below. On September 20, 2018, the Board of Directors held an in-person meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. Also on September 20, 2018, the Independent Directors met separately with their independent counsel and the Senior Analyst and the independent fee consultant in executive sessions. Following the September 20, 2018 meeting, the Independent Directors, through counsel, requested certain additional information by means of a letter from their independent counsel dated September 26, 2018, and the Adviser provided certain additional information by means of a letter dated October 3, 2018. The Independent Directors held a telephonic meeting on October 15, 2018 with their independent counsel and the Senior Analyst to discuss the contract renewal materials and supplemental materials. Following that meeting the Independent Directors, through counsel, requested further information from the Adviser. On October 24-25, 2018, the Board of Directors held an in-person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information to the Board relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Analyst to review the contract renewal materials provided by the Adviser and a report prepared by the Senior Analyst. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below. Also, after considering the additional information the Board had received in connection with their consideration of the continuation of the Investment Management Agreement, and in light of their approval of the continuation of the Investment Management Agreement, the Board further determined that it was unnecessary to seek any modification of the Proposed Agreement.

In approving each Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Agreements and considered whether each Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests including information regarding the Plan, as well as information prepared by the Senior Analyst and the independent fee consultant at the request of the Board. The Fund’s Senior Analyst assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 26, 2018, September 20, 2018, and October 24-25, 2018 meetings and throughout the past year. In approving the Proposed Agreement at the July 26, 2018 Board meeting, the Board considered the information it had received through that date, including the information provided to the Board in connection with its most recent approval of the Investment Management Agreement; in approving the continuation of the Investment Management Agreement at the October 24-25, 2018 Board meeting, and in determining at that meeting that it was unnecessary to seek any modification of the Proposed Agreement, the Board considered information it had received after, as well as before and at, the July 26, 2018 meeting.

The information considered by the Board included information with respect to the Plan and the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve an Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Agreements including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from Strategic Insight, an independent provider of investment company data. The Senior

2019 Semi-Annual Report	65

Board’s Consideration of Investment Management Arrangements (continued)

Analyst also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees of the Portfolios as well as their investment performance.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

The Directors also considered the fact that the Proposed Agreement would have terms and conditions identical to those of the Investment Management Agreement with the exception of the effective date under the Proposed Agreement.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s agreement to continue fee waivers and/or expense caps applicable to the International Small Cap and Small Cap Core Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, and the Adviser’s initiative in identifying and raising potential issues with the Directors. The Board also considered the Adviser’s responsiveness, frankness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement organizational changes designed to improve investment results and the services provided to the Portfolios. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s commitment to strong research and investment management capabilities throughout changing market environments. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios and noted that such staff appeared sufficient to provide a high level of service to the Portfolios. The Board also considered how the organizational capabilities and financial condition of the Adviser may affect the nature and quality of its services. In that regard, the Board considered the potential impacts of the relocation of substantial operations of the Adviser from the New York City area to Nashville, Tennessee. The Board further reviewed information about the Plan, and the statements of the Adviser that it will continue to operate as an independent, publicly-traded US asset manager, that the Plan is not anticipated to change the Adviser’s current management structure or strategy, and that the Adviser does not believe that the Plan will have a material impact on the Adviser with respect to its operations, personnel, organizational structure, or capitalization, financial and other resources.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year period ended May 31, 2018 (for the consideration of approval of the Proposed Agreement) and ended July 31, 2018 and September 30, 2018 (for the review of the continuation of the Investment Management Agreement) and versus each Portfolio’s benchmark index for the year to date, 1-year, and since inception for the relevant periods. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

66	Bernstein Fund, Inc.

Where the Portfolios had underperformed their peer groups or benchmark indices, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance. The Directors noted generally the Adviser’s continued efforts to enhance the services provided to the Portfolios. The Directors also noted that they would continue to monitor investment performance closely.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2016 and 2017, which had been reviewed by an independent consultant. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are many potentially acceptable allocation methodologies for information of this type. The Directors noted that they received information regarding all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors also received presentations at the July 26, 2018 and September 20, 2018 Board meetings from the independent consultant who reviewed the Adviser’s method of calculating profitability. The Directors recognized that it is difficult to make comparisons of profitability among fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors including different cost accounting methodologies. The Directors also considered that the profitability information did not reflect recent fee reductions implemented for the International Strategic Equities Portfolio on January 1, 2018.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

At the July 26, 2018 Board meeting, the Directors received a presentation from an independent consultant regarding possible economies of scale with respect to the Proposed Agreement. The Directors discussed with the independent consultant possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services. The Directors also considered the Senior Analyst Report which they received in connection with the review of the Investment Management Agreement, which included a discussion of possible economies of scale and information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods. At the September 20, 2018 Board meeting, the Directors also received a presentation from outside counsel experienced in mutual fund fee litigation regarding potential economies of scale.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, recent fee reductions for the International Strategic Equities Portfolio, breakpoint arrangements as currently in effect for the International Strategic Equities Portfolio, the fact that the International Small Cap and Small Cap Core Portfolios are research-intensive and may be capacity-constrained (making breakpoints impractical), expense caps and waivers applying to the International Small Cap and Small Cap Core Portfolios, and the Adviser’s continued reinvestment in the business, including by researching and implementing new product enhancements, although the Adviser decreased its operating expenses and staff in recent years. The Directors also noted that they would continue to monitor the growth of the Portfolios.

2019 Semi-Annual Report	67

Board’s Consideration of Investment Management Arrangements (continued)

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) with respect to the retail share classes of certain Portfolios, and transfer agency fees paid by the retail share classes of certain Portfolios to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the Proposed Agreement and the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

ADVISORY FEE SCHEDULE
International Small Cap Portfolio	1.00% of the Portfolio’s average net assets.

International Strategic Equities Portfolio	0.75% of the first $2.5 billion of the Portfolio’s average net assets; 0.65% of the excess over $2.5 billion up to $5 billion; and 0.60% of the excess of the Portfolio’s average net assets over $5 billion.

Small Cap Core Portfolio	0.80% of the Portfolio’s average net assets.

68	Bernstein Fund, Inc.

Distributor

BERNSTEIN FUND, INC.

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

(212) 756-4097

ISCEC-0152-0319

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	May 24, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 24, 2019